UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 92.2%
Asset Management & Custodian — 3.4%
Affiliated Managers Group, Inc.(1)	4,847	$315,103
SEI Investments Co.	11,423	224,805
		539,908
Auto Parts — 2.0%
BorgWarner, Inc.	10,339	312,858
		312,858
Banks: Diversified — 4.4%
Commerce Bancshares, Inc.	5,799	215,955
First Horizon National Corp.(1)	11,736	155,263
FirstMerit Corp.	9,418	179,224
Western Alliance Bancorp(1)	22,587	142,524
		692,966
Banks: Savings, Thrift & Mortgage Lending — 3.9%
First Niagara Financial Group, Inc.	18,810	231,927
Ocwen Financial Corp.(1)	34,261	387,835
		619,762
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)	31,982	506,275
		506,275
Coal — 0.9%
Peabody Energy Corp.	4,020	149,624
		149,624
Communications Technology — 3.4%
Comverse Technology, Inc.(1)	60,892	532,805
		532,805
Computer Services Software & Systems — 4.5%
ACI Worldwide, Inc.(1)	34,414	520,684
Progress Software Corp.(1)	8,469	191,823
		712,507
Consumer Lending — 2.1%
MoneyGram International, Inc.(1)	105,261	330,520
		330,520
Consumer Services: Miscellaneous — 2.0%
Coinstar, Inc.(1)	9,619	317,235
		317,235
Diversified Financial Services — 0.9%
Duff & Phelps Corp., Class A	7,444	142,627
		142,627
Education Services — 4.2%
Career Education Corp.(1)	19,798	482,675
Corinthian Colleges, Inc.(1)	9,440	175,207
		657,882
Entertainment — 2.8%
Lions Gate Entertainment Corp.(1)	45,577	280,754
Live Nation, Inc.(1)	20,026	164,013
		444,767
Financial Data & Systems — 10.3%
Broadridge Financial Solutions, Inc.	25,384	510,218
Euronet Worldwide, Inc.(1)	22,440	539,233
Jack Henry & Associates, Inc.	24,221	568,467
		1,617,918
Foods — 4.0%
NBTY, Inc.(1)	15,871	628,174
		628,174
Health Care Management Services — 3.0%
Magellan Health Services, Inc.(1)	15,130	469,938
		469,938
Insurance: Life — 1.4%
Torchmark Corp.	4,927	213,980
		213,980
Insurance: Multi-Line — 2.2%
Assurant, Inc.	10,971	351,730
		351,730
Insurance: Property-Casualty — 7.4%
Alleghany Corp.(1)	483	125,121
Arch Capital Group Ltd.(1)	4,653	314,264
First American Corp.	11,931	386,206
XL Capital Ltd., Class A	19,136	334,115
		1,159,706
Machinery: Specialty — 1.1%
Bucyrus International, Inc.	4,900	174,538
		174,538
Medical & Dental Instruments & Supplies — 4.2%
Immucor, Inc.(1)	18,277	323,503
The Cooper Cos., Inc.	11,111	330,330
		653,833
Metal Fabricating — 2.0%
The Timken Co.	13,147	308,034
		308,034
Metals & Minerals: Diversified — 2.8%
Compass Minerals International, Inc.	7,036	433,558
		433,558
Oil Well Equipment & Services — 2.1%
Key Energy Services, Inc.(1)	37,785	328,729
		328,729
Oil: Crude Producers — 5.2%
Concho Resources, Inc.(1)	8,894	323,030
Denbury Resources, Inc.(1)	32,365	489,683
		812,713
Real Estate Investment Trusts — 2.0%
Chimera Investment Corp.	50,750	193,865
Redwood Trust, Inc.	8,297	128,603
		322,468
Semiconductors & Components — 1.4%
Atmel Corp.(1)	53,609	224,622
		224,622
Steel — 2.0%
Allegheny Technologies, Inc.	8,987	314,455
		314,455
Textiles Apparel & Shoes — 1.7%
Iconix Brand Group, Inc.(1)	21,540	268,604
		268,604
Utilities: Miscellaneous — 1.7%
Calpine Corp.(1)	23,865	274,925
		274,925
Total Common Stocks (Cost $12,343,071)		14,517,661

	Principal Amount
Repurchase Agreements — 8.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2009, maturity value of $1,287,000, due 10/1/2009(2)	$1,287,000	1,287,000
Total Repurchase Agreements (Cost $1,287,000)		1,287,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series (continued)

Total Investments — 100.4% (Cost $13,630,071)	$15,804,661
Other Liabilities, Net — (0.4)%	(61,415)
Total Net Assets — 100.0%	$15,743,246

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$1,313,817

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$14,517,661	$—	$—	$14,517,661
Repurchase Agreements	—	1,287,000	—	1,287,000
Total	$14,517,661	$1,287,000	$—	$15,804,661

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

September 30, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.4%
Aerospace — 2.0%
Rockwell Collins, Inc.		790	$40,132
			40,132
Asset Management & Custodian — 3.2%
Invesco Ltd.		1,436	32,683
State Street Corp.		609	32,034
			64,717
Banks: Diversified — 1.3%
Regions Financial Corp.		4,260	26,454
			26,454
Banks: Savings, Thrift & Mortgage Lending — 1.6%
People’s United Financial, Inc.		2,096	32,614
			32,614
Building Materials — 3.2%
Martin Marietta Materials, Inc.		716	65,922
			65,922
Cable Television Services — 3.3%
Liberty Global, Inc., Series C(1)		3,040	68,278
			68,278
Casinos & Gambling — 3.1%
Scientific Games Corp., Class A(1)		4,066	64,365
			64,365
Chemical: Diversified — 4.1%
Eastman Chemical Co.		579	31,000
Praxair, Inc.		640	52,281
			83,281
Coal — 2.0%
Peabody Energy Corp.		1,070	39,825
			39,825
Commercial Services — 1.6%
Copart, Inc.(1)		991	32,911
			32,911
Communications Technology — 4.0%
Comverse Technology, Inc.(1)		9,276	81,165
			81,165
Computer Services Software & Systems — 0.5%
Synopsys, Inc.(1)		475	10,649
			10,649
Consumer Services: Miscellaneous — 2.4%
eBay, Inc.(1)		2,085	49,227
			49,227
Copper — 0.6%
Antofagasta PLC	GBP	1,046	12,685
			12,685
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.		1,948	70,771
			70,771
Diversified Retail — 2.0%
Advance Auto Parts, Inc.		1,064	41,794
			41,794
Education Services — 4.2%
Career Education Corp.(1)		3,529	86,037
			86,037
Financial Data & Systems — 2.2%
Fidelity National Information Services, Inc.		1,789	45,637
			45,637
Insurance: Life — 5.5%
Aflac, Inc.		1,100	47,014
Principal Financial Group, Inc.		720	19,721
Prudential Financial, Inc.		900	44,919
			111,654
Insurance: Multi-Line — 6.1%
Aon Corp.		1,449	58,960
Assurant, Inc.		1,464	46,936
Genworth Financial, Inc., Class A		1,620	19,359
			125,255
Insurance: Property-Casualty — 6.4%
ACE Ltd.(1)		972	51,963
Fidelity National Financial, Inc., Class A		1,964	29,617
PartnerRe Ltd.		650	50,011
			131,591
Leisure Time — 1.1%
Interval Leisure Group, Inc.(1)		1,852	23,113
			23,113
Machinery: Engines — 2.7%
Cummins, Inc.		1,244	55,744
			55,744
Medical & Dental Instruments & Supplies — 3.3%
Covidien PLC		1,547	66,923
			66,923
Oil: Crude Producers — 6.9%
Canadian Natural Resources Ltd.		281	18,881
Southwestern Energy Co.(1)		1,400	59,752
Talisman Energy, Inc.	CAD	3,540	61,598
			140,231
Pharmaceuticals — 4.3%
Biovail Corp.		5,686	87,735
			87,735
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.		654	35,545
			35,545
Scientific Instruments: Gauges & Meters — 3.9%
Agilent Technologies, Inc.(1)		2,871	79,900
			79,900
Semiconductors & Components — 1.9%
Atmel Corp.(1)		9,298	38,959
			38,959
Steel — 1.9%
Allegheny Technologies, Inc.		1,130	39,539
			39,539
Toys — 2.0%
Hasbro, Inc.		1,449	40,210
			40,210
Utilities: Miscellaneous — 1.9%
Calpine Corp.(1)		3,441	39,640
			39,640
Total Common Stocks (Cost $1,718,275)			1,932,503

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $126,000, due 10/1/2009(2)	$126,000	$126,000
Total Repurchase Agreements (Cost $126,000)		126,000
Total Investments — 100.6% (Cost $1,844,275)		2,058,503
Other Liabilities, Net — (0.6)%		(11,683)
Total Net Assets — 100.0%		$2,046,820

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$132,475

Foreign-Denominated Security

CAD — Canadian Dollar

GBP — Great British Pound

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs				Total
	Level 1	Level 2		Level 3
Common Stocks	$1,919,818	$12,685	*	$—	$1,932,503
Repurchase Agreements	—	126,000		—	126,000
Total	$1,919,818	$138,685		$—	$2,058,503

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.9%
Asset Management & Custodian — 3.7%
Invesco Ltd.	724,997	$16,500,932
State Street Corp.	259,350	13,641,810
		30,142,742
Banks: Diversified — 2.1%
Bank of America Corp.	1,032,800	17,474,976
		17,474,976
Banks: Savings, Thrift & Mortgage Lending — 1.2%
People’s United Financial, Inc.	629,008	9,787,364
		9,787,364
Beverage - Soft Drinks — 1.5%
The Coca-Cola Co.	230,933	12,401,102
		12,401,102
Building Materials — 2.2%
Martin Marietta Materials, Inc.	197,568	18,190,086
		18,190,086
Cable Television Services — 2.7%
Liberty Global, Inc., Class A(1)	370,225	8,355,978
Liberty Global, Inc., Series C(1)	622,500	13,981,350
		22,337,328
Chemical: Diversified — 2.2%
Praxair, Inc.	222,500	18,176,025
		18,176,025
Computer Services Software & Systems — 4.3%
Microsoft Corp.	657,777	17,029,847
Synopsys, Inc.(1)	805,622	18,062,045
		35,091,892
Consumer Services: Miscellaneous — 6.1%
eBay, Inc.(1)	1,205,950	28,472,479
Western Union Co.	1,145,999	21,682,301
		50,154,780
Diversified Financial Services — 5.5%
JPMorgan Chase & Co.	661,271	28,976,895
The Goldman Sachs Group, Inc.	90,067	16,603,852
		45,580,747
Diversified Manufacturing Operations — 1.0%
Danaher Corp.	125,400	8,441,928
		8,441,928
Diversified Materials & Processing — 2.7%
BHP Billiton Ltd., ADR	331,737	21,897,959
		21,897,959
Diversified Retail — 1.3%
Advance Auto Parts, Inc.	269,055	10,568,480
		10,568,480
Drug & Grocery Store Chains — 2.2%
CVS Caremark Corp.	511,330	18,274,934
		18,274,934
Education Services — 1.2%
Career Education Corp.(1)	418,341	10,199,154
		10,199,154
Fertilizers — 0.9%
Potash Corp. of Saskatchewan, Inc.	81,500	7,362,710
		7,362,710
Financial Data & Systems — 3.7%
Fidelity National Information Services, Inc.	1,186,078	30,256,850
		30,256,850
Foods — 1.5%
General Mills, Inc.	196,813	12,670,821
		12,670,821
Gold — 1.1%
Goldcorp, Inc.	233,311	9,418,765
		9,418,765
Insurance: Life — 5.9%
Aflac, Inc.	510,424	21,815,522
Principal Financial Group, Inc.	300,000	8,217,000
Prudential Financial, Inc.	377,900	18,860,989
		48,893,511
Insurance: Multi-Line — 3.5%
Aon Corp.	510,752	20,782,499
Genworth Financial, Inc., Class A	654,900	7,826,055
		28,608,554
Insurance: Property-Casualty — 4.4%
ACE Ltd.(1)	344,314	18,407,027
PartnerRe Ltd.	234,564	18,047,354
		36,454,381
Medical & Dental Instruments & Supplies — 3.1%
Covidien PLC	588,109	25,441,595
		25,441,595
Oil Well Equipment & Services — 2.5%
Schlumberger Ltd.	342,865	20,434,754
		20,434,754
Oil: Crude Producers — 11.2%
Canadian Natural Resources Ltd.	173,715	11,671,911
Occidental Petroleum Corp.	384,700	30,160,480
Southwestern Energy Co.(1)	375,993	16,047,381
Talisman Energy, Inc.	520,900	9,032,406
XTO Energy, Inc.	622,546	25,723,601
		92,635,779
Personal Care — 1.0%
The Clorox Co.	143,800	8,458,316
		8,458,316
Pharmaceuticals — 7.7%
Abbott Laboratories	178,100	8,810,607
Johnson & Johnson	296,568	18,058,026
Merck & Co., Inc.	383,121	12,118,117
Pfizer, Inc.	1,491,300	24,681,015
		63,667,765
Scientific Instruments: Electrical — 1.1%
Emerson Electric Co.	232,736	9,328,059
		9,328,059
Scientific Instruments: Gauges & Meters — 3.5%
Agilent Technologies, Inc.(1)	1,049,465	29,206,611
		29,206,611
Toys — 2.0%
Hasbro, Inc.	584,100	16,208,775
		16,208,775
Utilities: Electrical — 3.9%
FPL Group, Inc.	296,200	16,359,126
Public Service Enterprise Group, Inc.	517,000	16,254,480
		32,613,606
Total Common Stocks (Cost $656,018,921)		800,380,349

	Principal Amount
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $34,436,010, due 10/1/2009(2)	$34,436,000	34,436,000
Total Repurchase Agreements (Cost $34,436,000)		34,436,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series (continued)

Total Investments — 101.1% (Cost $690,454,921)	834,816,349
Other Liabilities, Net — (1.1)%	(9,003,870)
Total Net Assets — 100.0%	$825,812,479

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	8/31/2013	$35,125,318

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$800,380,349	$—	$—	$800,380,349
Repurchase Agreements	—	34,436,000	—	34,436,000
Total	$800,380,349	$34,436,000	$—	$834,816,349

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

September 30, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 91.6%
Building Materials — 3.5%
Martin Marietta Materials, Inc.		4,898	$450,960
			450,960
Chemical: Diversified — 4.5%
Eastman Chemical Co.		3,640	194,886
Praxair, Inc.		4,658	380,512
			575,398
Chemicals: Speciality — 1.9%
Israel Chemicals Ltd.	ILS	21,055	241,871
			241,871
Coal — 3.4%
Peabody Energy Corp.		11,590	431,380
			431,380
Copper — 2.1%
Antofagasta PLC	GBP	22,215	269,405
			269,405
Diversified Materials & Processing — 7.5%
BHP Billiton Ltd., ADR		7,490	494,415
Vale S.A., ADR		20,230	467,920
			962,335
Fertilizers — 1.6%
Potash Corp. of Saskatchewan, Inc.		2,310	208,685
			208,685
Gas Pipeline — 3.4%
EQT Corp.		10,280	437,928
			437,928
Gold — 7.7%
Agnico-Eagle Mines Ltd.		3,110	211,014
Goldcorp, Inc.	CAD	12,910	518,257
Kinross Gold Corp.	CAD	11,745	255,929
			985,200
Insurance: Multi-Line — 1.8%
PICO Holdings, Inc.(1)		7,070	235,784
			235,784
Machinery: Specialty — 3.2%
Bucyrus International, Inc.		11,490	409,274
			409,274
Metals & Minerals: Diversified — 2.9%
Compass Minerals International, Inc.		5,993	369,289
			369,289
Oil Well Equipment & Services — 7.4%
Key Energy Services, Inc.(1)		27,917	242,878
Schlumberger Ltd.		7,450	444,020
Smith International, Inc.		9,031	259,190
			946,088
Oil: Crude Producers — 33.8%
Canadian Natural Resources Ltd.		5,630	378,280
Concho Resources, Inc.(1)		10,377	376,892
Denbury Resources, Inc.(1)		37,216	563,078
Occidental Petroleum Corp.		8,200	642,880
Oil Search Ltd.	AUD	51,175	289,715
Petrobank Energy & Resources Ltd.(1)	CAD	8,180	338,080
Southwestern Energy Co.(1)		13,407	572,211
Talisman Energy, Inc.	CAD	36,046	627,223
XTO Energy, Inc.		13,456	556,002
			4,344,361
Steel — 1.7%
Allegheny Technologies, Inc.		6,344	221,976
			221,976
Utilities: Gas Distributors — 2.1%
Questar Corp.		7,230	271,559
			271,559
Utilities: Miscellaneous — 3.1%
Calpine Corp.(1)		35,208	405,596
			405,596
Total Common Stocks (Cost $11,025,271)			11,767,089

		Principal Amount
Repurchase Agreements — 8.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $1,069,000, due 10/1/2009(2)		$1,069,000	1,069,000
Total Repurchase Agreements (Cost $1,069,000)			1,069,000
Total Investments — 99.9% (Cost $12,094,271)			12,836,089
Other Assets, Net — 0.1%			14,516
Total Net Assets — 100.0%			$12,850,605

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.50%	2/15/2018	$1,091,093

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs				Total
	Level 1	Level 2		Level 3
Common Stocks	$10,966,098	$800,991	*	$—	$11,767,089
Repurchase Agreements	—	1,069,000		—	1,069,000
Total	$10,966,098	$1,869,991		$—	$12,836,089

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Equity Dividend VIP Series

September 30, 2009 (unaudited)	Shares	Value
Exchange-Traded Funds — 98.2%
iShares Russell 1000 Growth Index Fund	8,993	$416,466
iShares Russell 1000 Value Index Fund	7,565	419,782
iShares Russell 2000 Index Fund	1,608	96,850
iShares Russell 3000 Growth Index Fund	12,243	461,806
iShares Russell 3000 Index Fund	7,503	465,111
iShares Russell 3000 Value Index Fund	6,442	468,268
Total Exchange-Traded Funds (Cost $1,876,342)		2,328,283

	Principal Amount
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $47,000, due 10/1/2009(1)	$47,000	47,000
Total Repurchase Agreements (Cost $47,000)		47,000
Total Investments — 100.2% (Cost $1,923,342)		2,375,283
Other Liabilities, Net — (0.2)%		(5,121)
Total Net Assets — 100.0%		$2,370,162

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$49,955

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Exchange-Traded Funds	$2,328,283	$—	$—	$2,328,283
Repurchase Agreements	—	47,000	—	47,000
Total	$2,328,283	$47,000	$—	$2,375,283

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 98.0%
Advertising Agencies — 2.4%
Omnicom Group, Inc.	11,400	$421,116
The Interpublic Group of Companies, Inc.(1)	51,100	384,272
		805,388
Aerospace — 2.2%
General Dynamics Corp.	11,200	723,520
		723,520
Air Transport — 3.7%
FedEx Corp.	11,500	865,030
Southwest Airlines Co.	37,400	359,040
		1,224,070
Auto Parts — 0.7%
BorgWarner, Inc.	7,600	229,976
		229,976
Banks: Diversified — 6.4%
Bank of America Corp.	56,900	962,748
City National Corp.	4,800	186,864
Wells Fargo & Co.	34,900	983,482
		2,133,094
Beverage: Soft Drinks — 1.2%
PepsiCo, Inc.	7,100	416,486
		416,486
Cable Television Services — 2.8%
Comcast Corp., Class A	54,800	925,572
		925,572
Chemical: Diversified — 2.1%
E.I. du Pont de Nemours & Co.	21,600	694,224
		694,224
Coal — 1.9%
Peabody Energy Corp.	17,500	651,350
		651,350
Commercial Services - Rental & Leasing — 1.1%
Ryder System, Inc.	9,700	378,882
		378,882
Commercial Vehicles & Parts — 2.0%
PACCAR, Inc.	17,650	665,582
		665,582
Computer Technology — 3.7%
Hewlett-Packard Co.	14,400	679,824
Seagate Technology	37,300	567,333
		1,247,157
Diversified Financial Services — 9.1%
Bank of New York Mellon Corp.	20,718	600,615
JPMorgan Chase & Co.	39,600	1,735,272
Morgan Stanley	22,500	694,800
		3,030,687
Diversified Manufacturing Operations — 5.5%
General Electric Co.	68,800	1,129,696
Illinois Tool Works, Inc.	16,500	704,715
		1,834,411
Financial Data & Systems — 1.2%
Discover Financial Services	25,650	416,299
		416,299
Gas Pipeline — 1.0%
The Williams Companies, Inc.	18,600	332,382
		332,382
Health Care Management Services — 0.8%
UnitedHealth Group, Inc.	11,400	285,456
		285,456
Health Care Services — 0.9%
Medco Health Solutions, Inc.(1)	5,500	304,205
		304,205
Household Equipment & Products — 1.1%
Fortune Brands, Inc.	8,300	356,734
		356,734
Insurance: Life — 3.2%
Aflac, Inc.	12,200	521,428
Principal Financial Group, Inc.	20,200	553,278
		1,074,706
Insurance: Property-Casualty — 1.7%
ACE Ltd.(1)	10,800	577,368
		577,368
Leisure Time — 1.9%
Carnival Corp.	18,700	622,336
		622,336
Medical & Dental Instruments & Supplies — 3.2%
Covidien PLC	24,400	1,055,544
		1,055,544
Oil Well Equipment & Services — 4.1%
Baker Hughes, Inc.	15,700	669,762
Halliburton Co.	12,900	349,848
Noble Corp.	9,500	360,620
		1,380,230
Oil: Crude Producers — 3.7%
Anadarko Petroleum Corp.	11,500	721,395
Ultra Petroleum Corp.(1)	10,700	523,872
		1,245,267
Oil: Integrated — 9.3%
Chevron Corp.	15,600	1,098,708
Exxon Mobil Corp.	9,700	665,517
Hess Corp.	10,500	561,330
Marathon Oil Corp.	24,200	771,980
		3,097,535
Personal Care — 2.4%
The Procter & Gamble Co.	13,600	787,712
		787,712
Pharmaceuticals — 5.1%
Merck & Co., Inc.	14,100	445,983
Pfizer, Inc.	76,500	1,266,075
		1,712,058
Railroads — 1.4%
Burlington Northern Santa Fe Corp.	5,800	463,014
		463,014
Utilities: Electrical — 7.1%
American Electric Power, Inc.	20,400	632,196
Dynegy, Inc., Class A(1)	47,700	121,635
Exelon Corp.	13,600	674,832
FirstEnergy Corp.	10,900	498,348
Pepco Holdings, Inc.	30,500	453,840
		2,380,851
Utilities: Miscellaneous — 1.0%
MDU Resources Group, Inc.	16,900	352,365
		352,365
Utilities: Telecommunications — 4.1%
AT&T, Inc.	40,200	1,085,802
Sprint Nextel Corp.(1)	74,774	295,357
		1,381,159
Total Common Stocks (Cost $31,464,547)		32,785,620

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Exchange-Traded Funds — 0.8%
SPDR Trust, Series 1	2,500	$263,900
		263,900
Total Exchange-Traded Funds (Cost $262,599)		263,900

	Principal Amount
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $313,000, due 10/1/2009(2)	$313,000	313,000
Total Repurchase Agreements (Cost $313,000)		313,000
Total Investments — 99.8% (Cost $32,040,146)		33,362,520
Other Assets, Net — 0.2%		80,120
Total Net Assets — 100.0%		$33,442,640

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$319,712

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$32,785,620	$—	$—	$32,785,620
Exchange-Traded Funds	263,900	—	—	263,900
Repurchase Agreements	—	313,000	—	313,000
Total	$33,049,520	$313,000	$—	$33,362,520

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 92.3%
Aerospace — 1.2%
TransDigm Group, Inc.(1)	660	$32,875
		32,875
Asset Management & Custodian — 3.0%
Affiliated Managers Group, Inc.(1)	890	57,859
Invesco Ltd.	1,160	26,401
		84,260
Biotechnology — 1.8%
Life Technologies Corp.(1)	580	26,999
Myriad Genetics, Inc.(1)	820	22,468
		49,467
Chemical: Diversified — 2.5%
FMC Corp.	490	27,562
Praxair, Inc.	520	42,479
		70,041
Commercial Services — 1.6%
FTI Consulting, Inc.(1)	1,040	44,314
		44,314
Communications Technology — 3.0%
Brocade Communications Systems, Inc.(1)	6,990	54,942
Tellabs, Inc.(1)	4,010	27,749
		82,691
Computer Services Software & Systems — 10.2%
Akamai Technologies, Inc.(1)	3,470	68,290
F5 Networks, Inc.(1)	1,600	63,408
GSI Commerce, Inc.(1)	1,770	34,179
McAfee, Inc.(1)	1,150	50,358
Salesforce.com, Inc.(1)	540	30,742
VeriSign, Inc.(1)	1,550	36,719
		283,696
Computer Technology — 2.3%
NetApp, Inc.(1)	1,200	32,016
Research In Motion Ltd.(1)	450	30,398
		62,414
Consumer Electronics — 1.9%
NetEase.com, Inc., ADR(1)	1,170	53,446
		53,446
Diversified Manufacturing Operations — 1.4%
Danaher Corp.	560	37,699
		37,699
Diversified Retail — 8.3%
Advance Auto Parts, Inc.	500	19,640
Netflix, Inc.(1)	940	43,400
Nordstrom, Inc.	750	22,905
Ross Stores, Inc.	1,510	72,132
Urban Outfitters, Inc.(1)	2,400	72,408
		230,485
Electronic Components — 1.0%
Amphenol Corp., Class A	770	29,014
		29,014
Electronic Entertainment — 2.5%
Activision Blizzard, Inc.(1)	5,490	68,021
		68,021
Energy Equipment — 0.9%
SunPower Corp., Class A(1)	880	26,303
		26,303
Engineering & Contracting Services — 1.2%
Aecom Technology Corp.(1)	1,210	32,839
		32,839
Financial Data & Systems — 2.9%
Global Payments, Inc.	830	38,761
MasterCard, Inc., Class A	205	41,441
		80,202
Hotel/Motel — 1.5%
Wynn Resorts Ltd.(1)	600	42,534
		42,534
Leisure Time — 1.4%
Priceline.com, Inc.(1)	230	38,139
		38,139
Machinery: Specialty — 1.7%
Bucyrus International, Inc.	1,300	46,306
		46,306
Medical & Dental Instruments & Supplies — 2.7%
Inverness Medical Innovations, Inc.(1)	1,170	45,314
St. Jude Medical, Inc.(1)	770	30,038
		75,352
Medical Equipment — 1.6%
IDEXX Laboratories, Inc.(1)	370	18,500
Sirona Dental Systems, Inc.(1)	860	25,585
		44,085
Medical Services — 2.1%
Covance, Inc.(1)	650	35,197
Quest Diagnostics, Inc.	450	23,486
		58,683
Metal Fabricating — 2.2%
Precision Castparts Corp.	250	25,468
Reliance Steel & Aluminum Co.	850	36,176
		61,644
Oil Well Equipment & Services — 3.5%
Cameron International Corp.(1)	1,090	41,224
Core Laboratories N.V.	550	56,699
		97,923
Oil: Crude Producers — 5.0%
Comstock Resources, Inc.(1)	790	31,663
Range Resources Corp.	880	43,437
Southwestern Energy Co.(1)	1,460	62,313
		137,413
Pharmaceuticals — 5.0%
Mead Johnson Nutrition Co., Class A	1,040	46,914
Mylan, Inc.(1)	1,990	31,860
United Therapeutics Corp.(1)	900	44,091
Vertex Pharmaceuticals, Inc.(1)	450	17,055
		139,920
Production Technology Equipment — 1.7%
Lam Research Corp.(1)	1,350	46,116
		46,116
Restaurants — 4.0%
Starbucks Corp.(1)	2,710	55,962
Yum! Brands, Inc.	1,640	55,366
		111,328
Scientific Instruments: Control & Filter — 2.2%
Flowserve Corp.	340	33,504
IDEX Corp.	960	26,832
		60,336
Scientific Instruments: Gauges & Meters — 0.9%
Itron, Inc.(1)	400	25,656
		25,656
Securities Brokerage & Services — 3.5%
CME Group, Inc.	150	46,228

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
IntercontinentalExchange, Inc.(1)	510	$49,567
		95,795
Semiconductors & Components — 2.2%
Avago Technologies Ltd.(1)	1,920	32,774
Intersil Corp., Class A	1,800	27,558
		60,332
Steel — 1.4%
Steel Dynamics, Inc.	2,590	39,731
		39,731
Textiles Apparel & Shoes — 2.4%
Guess?, Inc.	1,810	67,042
		67,042
Truckers — 1.6%
J.B. Hunt Transport Services, Inc.	890	28,596
Landstar System, Inc.	402	15,300
		43,896
Total Common Stocks (Cost $2,000,181)		2,559,998

	Principal Amount
Repurchase Agreements — 8.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $230,000, due 10/1/2009(2)	$230,000	230,000
Total Repurchase Agreements (Cost $230,000)		230,000
Total Investments — 100.6% (Cost $2,230,181)		2,789,998
Other Liabilities, Net — (0.6)%		(15,756)
Total Net Assets — 100.0%		$2,774,242

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$234,789

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$2,559,998	$—	$—	$2,559,998
Repurchase Agreements	—	230,000	—	230,000
Total	$2,559,998	$230,000	$—	$2,789,998

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.9%
Advertising Agencies — 0.9%
ValueClick, Inc.(1)	4,096	$54,026
		54,026
Cable Television Services — 0.6%
The DIRECTV Group, Inc.(1)	1,290	35,578
		35,578
Communications Technology — 13.3%
Airvana, Inc.(1)	5,820	39,401
Brocade Communications Systems, Inc.(1)	14,520	114,127
Ciena Corp.(1)	4,780	77,818
Cisco Systems, Inc.(1)	7,360	173,255
Harris Stratex Networks, Inc., Class A(1)	8,240	57,680
Infinera Corp.(1)	4,690	37,286
QUALCOMM, Inc.	2,750	123,695
Riverbed Technology, Inc.(1)	1,800	39,528
ShoreTel, Inc.(1)	3,860	30,147
Tellabs, Inc.(1)	11,920	82,486
		775,423
Computer Services Software & Systems — 35.2%
3PAR, Inc.(1)	7,900	87,137
Akamai Technologies, Inc.(1)	3,100	61,008
Compellent Technologies, Inc.(1)	2,224	40,143
comScore, Inc.(1)	3,254	58,605
Digital River, Inc.(1)	3,510	141,523
F5 Networks, Inc.(1)	4,590	181,902
Google, Inc., Class A(1)	480	238,008
GSI Commerce, Inc.(1)	6,490	125,322
Informatica Corp.(1)	3,480	78,578
Internet Brands, Inc., Class A(1)	9,807	78,260
LogMeIn, Inc.(1)	2,710	49,620
McAfee, Inc.(1)	1,350	59,117
Microsoft Corp.	8,860	229,385
Omniture, Inc.(1)	5,261	112,796
Oracle Corp.	4,660	97,114
PROS Holdings, Inc.(1)	8,595	72,370
Salesforce.com, Inc.(1)	1,130	64,331
Solarwinds, Inc.(1)	2,520	55,516
VeriSign, Inc.(1)	2,280	54,013
VMware, Inc., Class A(1)	2,130	85,562
Yahoo! Inc.(1)	4,720	84,063
		2,054,373
Computer Technology — 9.6%
Apple, Inc.(1)	1,410	261,372
EMC Corp.(1)	2,770	47,201
Hewlett-Packard Co.	1,980	93,476
Isilon Systems, Inc.(1)	8,450	51,545
Research In Motion Ltd.(1)	780	52,689
Super Micro Computer, Inc.(1)	6,677	56,487
		562,770
Consumer Electronics — 3.0%
NetEase.com, Inc., ADR(1)	1,270	58,014
Nintendo Co., Ltd., ADR	620	19,573
TiVo, Inc.(1)	9,200	95,312
		172,899
Consumer Lending — 0.4%
Tree.com, Inc.(1)	3,132	23,647
		23,647
Diversified Retail — 5.6%
Amazon.com, Inc.(1)	2,040	190,454
Netflix, Inc.(1)	1,760	81,259
Shutterfly, Inc.(1)	3,150	52,385
		324,098
Electronic Entertainment — 1.7%
Activision Blizzard, Inc.(1)	4,620	57,242
THQ, Inc.(1)	5,810	39,740
		96,982
Energy Equipment — 0.9%
SunPower Corp., Class A(1)	1,810	54,101
		54,101
Leisure Time — 3.1%
Ctrip.com International Ltd., ADR(1)	1,810	106,410
Priceline.com, Inc.(1)	450	74,619
		181,029
Power Transmission Equipment — 1.2%
Advanced Energy Industries, Inc.(1)	4,890	69,633
		69,633
Printing & Copying Services — 1.1%
VistaPrint NV(1)	1,230	62,422
		62,422
Production Technology Equipment — 2.5%
Sanmina-SCI Corp.(1)	9,977	85,802
Teradyne, Inc.(1)	6,410	59,293
		145,095
Semiconductors & Components — 13.4%
Avago Technologies Ltd.(1)	2,440	41,651
Broadcom Corp., Class A(1)	1,780	54,628
Entropic Communications, Inc.(1)	18,540	50,800
FormFactor, Inc.(1)	2,620	62,670
Hittite Microwave Corp.(1)	1,500	55,170
Intersil Corp., Class A	5,579	85,415
Micron Technology, Inc.(1)	9,640	79,048
Monolithic Power Systems, Inc.(1)	1,740	40,803
Netlogic Microsystems, Inc.(1)	1,530	68,850
O2Micro International Ltd., ADR(1)	21,165	111,116
ON Semiconductor Corp.(1)	6,700	55,275
Techwell, Inc.(1)	6,680	73,346
		778,772
Telecommunications Equipment — 1.1%
Ceragon Networks Ltd.(1)	7,330	62,012
		62,012
Utilities: Telecommunications — 3.3%
Cbeyond, Inc.(1)	3,980	64,197
j2 Global Communications, Inc.(1)	2,461	56,628
Neutral Tandem, Inc.(1)	3,050	69,418
		190,243
Total Common Stocks (Cost $4,615,322)		5,643,103

	Principal Amount
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $189,000, due 10/1/2009(2)	$189,000	189,000
Total Repurchase Agreements (Cost $189,000)		189,000
Total Investments — 100.1% (Cost $4,804,322)		5,832,103
Other Liabilities, Net — (0.1)%		(5,156)
Total Net Assets — 100.0%		$5,826,947

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology VIP Series (continued)

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$194,825

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$5,643,103	$—	$—	$5,643,103
Repurchase Agreements	—	189,000	—	189,000
Total	$5,643,103	$189,000	$—	$5,832,103

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 95.3%
Asset Management & Custodian — 1.3%
Affiliated Managers Group, Inc.(1)	22,100	$1,436,721
		1,436,721
Auto Parts — 0.6%
Fuel Systems Solutions, Inc.(1)	18,100	651,419
		651,419
Banks: Diversified — 1.0%
PrivateBancorp, Inc.	44,200	1,081,132
		1,081,132
Beverage: Soft Drinks — 1.0%
Peet’s Coffee & Tea, Inc.(1)	38,794	1,095,155
		1,095,155
Biotechnology — 6.5%
Halozyme Therapeutics, Inc.(1)	138,181	982,467
Human Genome Sciences, Inc.(1)	60,400	1,136,728
Martek Biosciences Corp.(1)	29,700	670,923
Myriad Genetics, Inc.(1)	28,278	774,817
Nektar Therapeutics(1)	136,100	1,325,614
Pharmasset, Inc.(1)	26,500	560,210
Savient Pharmaceuticals, Inc.(1)	56,400	857,280
Seattle Genetics, Inc.(1)	64,000	897,920
		7,205,959
Casinos & Gambling — 2.6%
Scientific Games Corp., Class A(1)	45,658	722,766
WMS Industries, Inc.(1)	47,943	2,136,340
		2,859,106
Chemical: Diversified — 0.7%
FMC Corp.	13,710	771,187
		771,187
Commercial Services — 2.1%
ICF International, Inc.(1)	30,936	937,980
Robert Half International, Inc.	53,400	1,336,068
		2,274,048
Communications Technology — 1.7%
Ciena Corp.(1)	69,500	1,131,460
Riverbed Technology, Inc.(1)	36,500	801,540
		1,933,000
Computer Services Software & Systems — 16.3%
3PAR, Inc.(1)	106,492	1,174,607
Akamai Technologies, Inc.(1)	60,647	1,193,533
Compellent Technologies, Inc.(1)	40,542	731,783
comScore, Inc.(1)	65,787	1,184,824
Digital River, Inc.(1)	54,665	2,204,093
F5 Networks, Inc.(1)	43,300	1,715,979
GSI Commerce, Inc.(1)	117,329	2,265,623
Informatica Corp.(1)	78,540	1,773,433
Internet Brands, Inc., Class A(1)	84,152	671,533
LogMeIn, Inc.(1)	52,300	957,613
Omniture, Inc.(1)	99,665	2,136,818
Solarwinds, Inc.(1)	55,551	1,223,788
SXC Health Solutions Corp.(1)	16,500	772,035
		18,005,662
Computer Technology — 0.0%
Isilon Systems, Inc.(1)	2,500	15,250
		15,250
Consumer Electronics — 0.7%
TiVo, Inc.(1)	73,416	760,590
		760,590
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	31,252	1,416,653
		1,416,653
Diversified Financial Services — 1.3%
Duff & Phelps Corp., Class A	28,900	553,724
FBR Capital Markets Corp.(1)	147,242	873,145
		1,426,869
Diversified Retail — 6.2%
Advance Auto Parts, Inc.	27,500	1,080,200
Hot Topic, Inc.(1)	124,500	932,505
Lumber Liquidators, Inc.(1)	54,058	1,172,518
Netflix, Inc.(1)	37,200	1,717,524
Urban Outfitters, Inc.(1)	62,978	1,900,046
		6,802,793
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	40,100	1,088,314
		1,088,314
Financial Data & Systems — 2.5%
CyberSource Corp.(1)	88,749	1,479,446
MSCI, Inc., Class A(1)	42,623	1,262,493
		2,741,939
Health Care - Miscellaneous — 1.6%
MedAssets, Inc.(1)	79,054	1,784,249
		1,784,249
Health Care Management Services — 0.9%
Catalyst Health Solutions, Inc.(1)	34,457	1,004,422
		1,004,422
Health Care Services — 2.9%
athenahealth, Inc.(1)	29,070	1,115,416
Phase Forward, Inc.(1)	58,533	821,803
RehabCare Group, Inc.(1)	60,323	1,308,406
		3,245,625
Insurance: Property-Casualty — 1.3%
Tower Group, Inc.	58,157	1,418,449
		1,418,449
Leisure Time — 2.9%
Ctrip.com International Ltd., ADR(1)	33,660	1,978,871
Priceline.com, Inc.(1)	7,590	1,258,574
		3,237,445
Machinery: Specialty — 1.2%
Bucyrus International, Inc.	36,700	1,307,254
		1,307,254
Medical & Dental Instruments & Supplies — 3.6%
Insulet Corp.(1)	83,841	941,535
Inverness Medical Innovations, Inc.(1)	29,500	1,142,535
NuVasive, Inc.(1)	18,100	755,856
Volcano Corp.(1)	70,626	1,187,929
		4,027,855
Metals & Minerals: Diversified — 0.5%
Globe Specialty Metals, Inc.(1)	62,300	561,946
		561,946
Oil Well Equipment & Services — 3.4%
Core Laboratories N.V.	11,351	1,170,175
Dril-Quip, Inc.(1)	32,610	1,618,760
Superior Energy Services, Inc.(1)	44,166	994,618
		3,783,553
Oil: Crude Producers — 2.5%
Comstock Resources, Inc.(1)	27,629	1,107,370
Concho Resources, Inc.(1)	45,100	1,638,032
		2,745,402

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Pharmaceuticals — 3.7%
BioMarin Pharmaceutical, Inc.(1)	78,013	$1,410,475
Mylan, Inc.(1)	49,780	796,978
United Therapeutics Corp.(1)	38,048	1,863,971
		4,071,424
Power Transmission Equipment — 2.1%
Advanced Energy Industries, Inc.(1)	52,900	753,296
Regal-Beloit Corp.	35,074	1,603,233
		2,356,529
Printing & Copying Services — 1.1%
VistaPrint N.V.(1)	23,225	1,178,669
		1,178,669
Restaurants — 3.7%
BJ’s Restaurants, Inc.(1)	58,748	880,632
Chipotle Mexican Grill, Inc., Class B(1)	19,100	1,589,502
P.F. Chang’s China Bistro, Inc.(1)	49,469	1,680,462
		4,150,596
Scientific Instruments: Control & Filter — 0.7%
IDEX Corp.	27,200	760,240
		760,240
Scientific Instruments: Electrical — 1.1%
GrafTech International Ltd.(1)	81,500	1,198,050
		1,198,050
Scientific Instruments: Gauges & Meters — 1.6%
Badger Meter, Inc.	28,800	1,114,272
Itron, Inc.(1)	10,100	647,814
		1,762,086
Semiconductors & Components — 4.1%
FormFactor, Inc.(1)	51,734	1,237,477
Monolithic Power Systems, Inc.(1)	28,193	661,126
Netlogic Microsystems, Inc.(1)	30,669	1,380,105
O2Micro International Ltd., ADR(1)	53,408	280,392
TriQuint Semiconductor, Inc.(1)	121,900	941,068
		4,500,168
Shipping — 0.8%
Genco Shipping & Trading Ltd.	41,900	870,682
		870,682
Steel — 0.9%
Steel Dynamics, Inc.	68,400	1,049,256
		1,049,256
Textiles Apparel & Shoes — 3.4%
Guess?, Inc.	60,800	2,252,032
Lululemon Athletica, Inc.(1)	64,300	1,462,825
		3,714,857
Truckers — 1.3%
J.B. Hunt Transport Services, Inc.	29,600	951,048
Landstar System, Inc.	12,344	469,813
		1,420,861
Utilities: Telecommunications — 3.2%
Cbeyond, Inc.(1)	72,397	1,167,764
j2 Global Communications, Inc.(1)	58,734	1,351,469
Neutral Tandem, Inc.(1)	44,000	1,001,440
		3,520,673
Total Common Stocks (Cost $83,200,262)		105,236,088
Exchange-Traded Funds — 1.0%
Biotechnology — 1.0%
iShares Nasdaq Biotechnology Index Fund(1)	13,100	1,065,816
		1,065,816
Total Exchange-Traded Funds (Cost $969,781)		1,065,816

	Principal Amount
Repurchase Agreements — 3.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,660,001, due 10/1/2009(2)	$3,660,000	3,660,000
Total Repurchase Agreements (Cost $3,660,000)		3,660,000
Total Investments — 99.6% (Cost $87,830,043)		109,961,904
Other Assets, Net — 0.4%		445,984
Total Net Assets — 100.0%		$110,407,888

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$3,735,795

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$105,236,088	$—	$—	$105,236,088
Exchange-Traded Funds	1,065,816	—	—	1,065,816
Repurchase Agreements	—	3,660,000	—	3,660,000
Total	$106,301,904	$3,660,000	$—	$109,961,904

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.6%
Australia — 7.1%
AMP Ltd.	208,540	$1,199,510
Aristocrat Leisure Ltd.	420,461	1,947,386
Australia & New Zealand Banking Group Ltd.	131,593	2,831,467
BHP Billiton Ltd.	81,188	2,702,375
Brambles Ltd.	466,378	3,324,424
Wesfarmers Ltd.	98,006	2,290,349
Woolworths Ltd.	117,598	3,034,540
		17,330,051
Belgium — 2.4%
Groupe Bruxelles Lambert S.A.	62,539	5,776,514
		5,776,514
Denmark — 5.6%
A.P. Moller-Maersk A/S, Class B	206	1,417,324
Carlsberg A/S, Class B	54,115	3,920,028
Danisco A/S	33,282	2,019,995
DSV A/S(1)	120,500	2,148,465
Jyske Bank A/S(1)	57,894	2,412,701
Novozymes A/S, Class B	17,134	1,612,507
		13,531,020
Finland — 2.2%
Kone Oyj, Class B	84,787	3,116,713
Sampo Oyj, A Shares	93,538	2,355,683
		5,472,396
France — 8.2%
Essilor International S.A.	70,341	4,008,742
L’Oreal S.A.	49,406	4,912,664
Legrand S.A.	78,839	2,193,164
Neopost S.A.	13,979	1,254,576
Sanofi-Aventis	40,230	2,952,357
Total S.A.	79,613	4,730,548
		20,052,051
Germany — 4.3%
Adidas AG	34,909	1,847,710
Celesio AG	95,311	2,627,676
Deutsche Boerse AG	22,742	1,858,659
Deutsche Post AG	118,085	2,211,834
SAP AG	41,100	2,001,581
		10,547,460
Hong Kong — 4.9%
BOC Hong Kong Holdings Ltd.	1,812,000	3,974,684
Cheung Kong Holdings Ltd.	157,000	1,993,381
Esprit Holdings Ltd.	233,000	1,563,345
Hang Lung Properties Ltd.	281,000	1,038,787
Hong Kong Exchanges & Clearing Ltd.	92,600	1,678,737
Li & Fung Ltd.	231,000	947,839
Midland Holdings Ltd.	1,028,000	862,188
		12,058,961
Ireland — 0.5%
Allied Irish Banks PLC(1)	254,080	1,192,387
		1,192,387
Italy — 0.6%
Intesa Sanpaolo(1)	336,090	1,486,517
		1,486,517
Japan — 20.5%
AEON Co. Ltd.	255,400	2,444,033
Asahi Breweries Ltd.	114,100	2,087,141
Canon, Inc.	109,800	4,440,194
Chugai Pharmaceutical Co. Ltd.	56,700	1,172,973
Hitachi High-Technologies Corp.	53,600	1,120,784
INPEX Corp.	344	2,935,487
Japan Petroleum Exploration Co. Ltd.	12,100	617,368
Japan Tobacco, Inc.	1,472	5,050,699
Kao Corp.	64,000	1,582,799
Kyocera Corp.	26,000	2,412,744
Mitsubishi Electric Corp.(1)	241,000	1,825,656
Mitsui & Co. Ltd.	180,000	2,354,147
Mitsui O.S.K. Lines Ltd.	119,000	705,264
Mitsui Sumitomo Insurance Group Holdings, Inc.	75,500	2,081,685
Olympus Corp.	80,000	2,121,094
Rakuten, Inc.	2,696	1,796,032
Rohm Co. Ltd.	20,000	1,399,209
SBI Holdings, Inc.	5,646	1,117,061
SMC Corp.	13,500	1,660,335
Sumitomo Realty & Development Co. Ltd.	126,000	2,306,222
Tokio Marine Holdings, Inc.	148,100	4,289,645
Tokyo Electron Ltd.	13,100	836,217
Toyota Motor Corp.	28,500	1,133,460
Trend Micro, Inc.	29,500	1,100,930
Yamaha Motor Co. Ltd.	120,400	1,484,797
		50,075,976
Netherlands — 2.2%
ASML Holding N.V.	71,200	2,094,228
Heineken Holding N.V.	80,292	3,275,179
		5,369,407
Norway — 0.9%
Seadrill Ltd.(1)	107,066	2,235,446
		2,235,446
People’s Republic of China — 0.4%
China Merchants Bank Co. Ltd., H shares	430,000	958,755
		958,755
Russia — 0.8%
OAO Gazprom, ADR	78,550	1,826,288
		1,826,288
Singapore — 1.9%
DBS Group Holdings Ltd.	306,000	2,884,804
Keppel Corp. Ltd.	305,000	1,753,807
		4,638,611
South Korea — 0.9%
Samsung Electronics Co. Ltd.	3,200	2,213,452
		2,213,452
Spain — 0.9%
Corporacion Financiera Alba S.A.	37,858	2,160,025
		2,160,025
Sweden — 5.0%
Atlas Copco AB, Class B	415,331	4,736,359
Investor AB, Class B	84,646	1,545,067
Svenska Handelsbanken AB, Class A	230,310	5,880,522
		12,161,948
Switzerland — 10.0%
Geberit AG	14,434	2,217,401
Nestle S.A.	135,480	5,773,228
Roche Holding AG	24,637	3,982,146
Schindler Holding AG	43,320	2,970,072
Swiss Life Holding AG(1)	7,482	885,162
Swiss Re (Reg S)	42,852	1,934,398
Swisscom AG	6,488	2,321,168
UBS AG(1)	237,813	4,353,288
		24,436,863
Taiwan — 1.8%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	284,078	2,329,440
Taiwan Semiconductor Mfg. Co. Ltd., ADR	192,066	2,105,043
		4,434,483
United Kingdom — 15.5%
Amec PLC	117,147	1,413,501
ASOS PLC(1)	143,700	803,790

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Autonomy Corp. PLC(1)	23,867	$621,351
BG Group PLC	159,790	2,775,857
Cadbury PLC	91,000	1,167,817
Cairn Energy PLC(1)	39,568	1,762,377
Capita Group PLC	163,919	1,892,714
GlaxoSmithKline PLC	188,677	3,707,365
Hays PLC	699,000	1,161,792
Imperial Tobacco Group PLC	121,400	3,507,801
John Wood Group PLC	392,018	1,905,199
Johnson Matthey PLC	50,616	1,122,781
Lonmin PLC(1)	38,609	1,032,909
Pearson PLC	52,100	641,963
Reed Elsevier PLC	247,695	1,853,785
Royal Dutch Shell PLC, Class A	58,500	1,667,427
SABMiller PLC	37,000	892,296
Smith & Nephew PLC	148,000	1,325,730
Standard Chartered PLC	121,000	2,981,863
The Weir Group PLC	107,700	1,166,119
Vodafone Group PLC	1,907,800	4,274,632
		37,679,069
Total Common Stocks (Cost $199,331,522)		235,637,680
Preferred Stocks — 1.9%
Brazil — 1.9%
Itau Unibanco Holding S.A., ADR	104,940	2,114,541
Petroleo Brasileiro S.A., ADR	66,400	2,610,184
		4,724,725
Total Preferred Stocks (Cost $2,497,076)		4,724,725

	Principal Amount
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,020,001, due 10/1/2009(2)	$3,020,000	3,020,000
Total Repurchase Agreements (Cost $3,020,000)		3,020,000
Total Investments — 99.8% (Cost $204,848,598)		243,382,405
Other Assets, Net — 0.2%		563,007
Total Net Assets — 100.0%		$243,945,412

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.75%	3/31/2011	$3,084,018

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$235,637,680	$—	$—	$235,637,680
Preferred Stocks	4,724,725	—	—	4,724,725
Repurchase Agreements	—	3,020,000	—	3,020,000
Total	$240,362,405	$3,020,000	$—	$243,382,405

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 90.6%
Brazil — 9.4%
B2W Companhia Global do Varejo	37,500	$1,054,132
BM&F BOVESPA S.A.	107,900	795,424
Lojas Renner S.A.	62,200	1,090,501
OGX Petroleo e Gas Participacoes S.A.	4,500	3,441,779
Petroleo Brasileiro S.A., ADR	93,124	4,274,392
Vale S.A., ADR	86,100	1,991,493
		12,647,721
India — 11.0%
ACC Ltd.	45,000	767,306
Bharat Heavy Electricals Ltd.	14,000	677,765
Cairn Energy PLC(1)	30,000	1,336,214
Hero Honda Motors Ltd.	37,500	1,303,711
Housing Development Finance Corp., Ltd.	26,700	1,548,300
Infrastructure Development Finance Co. Ltd.	325,900	989,454
Jindal Steel & Power Ltd.	235,200	2,870,022
Mahindra & Mahindra Ltd.	103,400	1,898,407
Reliance Capital Ltd.	111,650	2,130,530
Reliance Industries Ltd.(1)	28,958	1,325,338
		14,847,047
Indonesia — 4.6%
PT Astra International Tbk	558,500	1,927,157
PT Bank Mandiri	3,049,500	1,482,943
PT Bank Rakyat Indonesia	2,242,500	1,740,171
PT Telekomunikasi Indonesia	1,177,200	1,053,573
		6,203,844
Mexico — 4.1%
America Movil S.A.B. de C.V., ADR, Series L	46,500	2,038,095
Fomento Economico Mexicano S.A.B. de C.V., ADR	29,100	1,107,255
Grupo Financiero Banorte S.A.B. de C.V.	323,436	1,082,194
Wal-Mart de Mexico S.A.B. de C.V.	395,042	1,369,783
		5,597,327
People’s Republic of China — 20.0%
Baidu, Inc., ADR(1)	2,700	1,055,835
Bank of China Ltd., H shares	3,973,000	2,091,579
BYD Co. Ltd., H shares(1)	534,500	4,403,562
China Construction Bank Corp., H shares	2,749,000	2,199,186
China Taiping Insurance Holdings Co. Ltd.(1)	578,000	1,551,267
China Life Insurance Co. Ltd., H shares	282,000	1,228,056
China Merchants Bank Co. Ltd., H shares	676,050	1,507,364
China National Building Material Co. Ltd., H shares	318,000	746,782
China Petroleum & Chemical Corp., H shares	1,744,000	1,485,203
China Resources Enterprise Ltd.	392,000	1,140,586
China Shenhua Energy Co. Ltd., H shares	509,500	2,215,489
China Unicom Ltd.	1,134,000	1,600,759
CNPC Hong Kong Ltd.	1,660,000	1,317,282
GOME Electrical Appliances Holdings Ltd.(1)	5,071,060	1,354,455
Parkson Retail Group Ltd.	545,000	807,298
SINA Corp.(1)	59,900	2,273,804
		26,978,507
Russia — 2.9%
Mobile TeleSystems, ADR	12,700	613,029
Rosneft Oil Co., GDR	233,000	1,752,160
Vimpel-Communications, ADR(1)	36,400	680,680
X5 Retail Group N.V., GDR (Reg S)(1)	36,620	889,866
		3,935,735
South Africa — 5.0%
AngloGold Ashanti Ltd.	14,500	581,969
AngloGold Ashanti Ltd., ADR	15,400	627,704
Gold Fields Ltd.	160,900	2,174,035
Gold Fields Ltd., ADR	46,000	633,880
Massmart Holdings Ltd.	98,628	1,156,962
Naspers Ltd., N shares	46,590	1,591,887
		6,766,437
South Korea — 12.8%
Cheil Industries, Inc.	28,400	1,231,691
GLOVIS Co. Ltd.	11,900	1,126,119
Hyundai Development Co.	30,700	1,115,179
Hyundai Mobis	8,100	1,137,747
KB Financial Group, Inc.(1)	33,408	1,715,412
Mirae Asset Securities Co. Ltd.	19,600	1,171,093
NHN Corp.(1)	7,400	1,089,667
Samsung Electronics Co. Ltd.	7,146	4,942,915
Samsung Fire & Marine Insurance Co. Ltd.	8,850	1,810,185
Shinsegae Co. Ltd.	3,850	1,944,197
		17,284,205
Taiwan — 10.8%
Advanced Semiconductor Engineering, Inc.	993,000	816,998
China Life Insurance Co. Ltd.(1)	2,095,040	1,492,361
China Steel Corp.	244,000	226,938
Evergreen Marine Corp.(1)	1,985,000	1,142,295
Far Eastern Department Stores Ltd.	1,365,269	1,354,737
Hon Hai Precision Industry Co. Ltd.	716,563	2,875,346
MediaTek, Inc.	96,192	1,603,798
Polaris Securities Co. Ltd.(1)	1,188,000	700,280
SinoPac Financial Holdings Co. Ltd.(1)	1,693,000	695,147
Taiwan Cement Corp.	470,000	527,778
Taiwan Semiconductor Manufacturing Co. Ltd.	1,577,385	3,164,780
		14,600,458
Thailand — 1.7%
Bank of Ayudhya Public Co. Ltd.	3,944,400	2,266,761
		2,266,761
Turkey — 3.9%
Turkiye Garanti Bankasi A.S.	831,600	3,138,113
Turkiye Is Bankasi	544,548	2,128,288
		5,266,401
Vietnam — 0.2%
Vietnam Resource Investments Holdings Ltd.(1)(2)	61,000	335,500
		335,500
Other African Countries — 1.4%
Kenmare Resources PLC(1)	1,390,494	611,110
Tullow Oil PLC	70,800	1,276,322
		1,887,432
Other Emerging Markets Countries — 2.8%
Dragon Oil PLC(1)	497,590	3,029,804
Heritage Oil PLC(1)	89,000	698,945
		3,728,749
Total Common Stocks (Cost $81,069,299)		122,346,124

Preferred Stocks — 8.2%
Brazil — 6.3%
All America Latina Logistica (Units)	118,900	916,784
Banco Bradesco S.A.	110,650	2,201,633
Bradespar S.A.	83,300	1,532,840
Companhia Energetica de Minas Gerais	88,125	1,343,065
Itausa-Investimentos Itau S.A.	410,344	2,483,003
		8,477,325
Colombia — 0.7%
BanColombia S.A., ADR (Reg S)	23,300	1,000,269
		1,000,269

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
South Korea — 1.2%
Samsung Electronics Co. Ltd.	3,734	$1,562,369
		1,562,369
Total Preferred Stocks (Cost $7,276,434)		11,039,963

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(1)(2)	9,100	137
		137
Total Warrants (Cost $0)		137
Total Investments — 98.8% (Cost $88,345,733)		133,386,224
Other Assets, Net — 1.2%		1,655,118
Total Net Assets — 100.0%		$135,041,342

(1)	Non-income producing security.

(2)	Fair valued security.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$122,010,624	$335,500	$—	$122,346,124
Preferred Stocks	11,039,963	—	—	11,039,963
Warrants	—	137	—	137
Total	$133,050,587	$335,637	$—	$133,386,224

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 9.8%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	$2,077,084	$1,552,441
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	57,953	57,790
Bank of America Auto Trust
2009-1A A3
2.67% due 7/15/2013(2)	4,700,000	4,748,635
BMW Vehicle Lease Trust
2009-1 A3
2.91% due 3/15/2012	3,375,000	3,437,194
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	1,700,000	1,809,806
2006-A2 A
4.85% due 11/15/2013	2,500,000	2,610,068
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	3,384,613	3,463,275
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	381,928	342,734
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	6,305,000	6,553,834
2007-A15 A
4.96% due 9/17/2012	3,871,000	4,025,046
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	1,050,000	1,116,938
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	1,118,261	934,098
GE Capital Credit Card Master Note Trust
2009-3 A
2.54% due 9/15/2014	5,500,000	5,498,965
Honda Auto Receivables Owner Trust
2009-3 A3
2.31% due 5/15/2013	4,600,000	4,670,614
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	1,300,000	1,300,451
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	3,450,000	3,566,413
PSE&G Transition Funding LLC
2001-1 A6
6.61% due 6/15/2015	2,230,000	2,492,619
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	214,442	207,016
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023(1)	219,332	218,997
Wachovia Auto Owner Trust
2008-A A3A
4.81% due 9/20/2012	4,190,000	4,340,488
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	419,855	425,835
Total Asset Backed Securities (Cost $52,897,029)		53,373,257
Collateralized Mortgage Obligations — 10.1%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	5,509,432	4,710,564
Banc of America Mortgage Securities, Inc.
2004-11 2A1
5.75% due 1/25/2035	4,824,798	4,462,938
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	3,307,661	2,728,820
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	2,071,608	1,787,407
2006-19CB A15
6.00% due 8/25/2036	2,571,957	2,087,040
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	1,034,096	926,685
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,950,353
1534 Z
5.00% due 6/15/2023	822,490	826,176
3227 PR
5.50% due 9/15/2035	8,458,331	8,990,841
FNMA
2006-45 AC
5.50% due 6/25/2036	1,018,953	1,033,257
2002-52 PB
6.00% due 2/25/2032	3,397,784	3,571,507
GNMA
1997-19 PG
6.50% due 12/20/2027(1)	3,533,629	3,765,023
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	1,993,647	1,878,255
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	1,910,149	1,824,192
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	2,625,259	1,809,620
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	1,660,869	1,636,107
2006-1 A3
5.00% due 3/25/2021	1,640,602	1,506,791
2003-2 A7
5.25% due 2/25/2018	5,900,000	5,367,451
2007-13 A7
6.00% due 9/25/2037	3,382,109	2,891,703
Total Collateralized Mortgage Obligations (Cost $58,086,533)		54,754,730
Commercial Mortgage-Backed Securities — 16.0%
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	2,350,000	2,406,910
2006-2 A4
5.928% due 5/10/2045(1)	3,400,000	3,268,561
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,500,000	4,649,370
2006-T24 AM

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
5.568% due 10/12/2041(1)	$3,015,000	$2,279,053
1999-C1 B
6.20% due 2/14/2031	4,839,797	5,075,982
Commercial Mortgage Pass-Through Certificates
2004-LB2A A3
4.221% due 3/10/2039	1,112,153	1,123,571
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	6,950,000	6,950,000
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	2,850,062	2,843,640
2001-CP4 A4
6.18% due 12/15/2035	1,389,179	1,453,575
2001-CK1 A3
6.38% due 12/18/2035	4,234,894	4,382,038
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	6,602,000	6,843,937
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	1,584,080
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	3,930,402
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)(3)	4,000,000	3,692,935
2005-LDP5 A4
5.344% due 12/15/2044(1)(3)	2,880,000	2,822,107
2001-C1 A3
5.857% due 10/12/2035(3)	4,000,000	4,212,244
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	21,568	21,554
LB UBS Comm’l. Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	4,400,000	4,509,977
2006-C6 AM
5.413% due 9/15/2039	3,600,000	2,680,465
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(1)	3,500,000	3,378,945
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	670,000	680,888
2005-HQ7 AAB
5.354% due 11/14/2042(1)	5,000,000	5,211,949
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	669,670	675,735
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.064% due 5/18/2032(1)(2)	4,237,000	4,441,200
Wachovia Bank Commercial Mortgage Trust
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,443,074
2005-C21 APB
5.348% due 10/15/2044(1)	4,755,000	4,940,685
Total Commercial Mortgage-Backed Securities (Cost $87,160,934)		86,502,877
Corporate Bonds — 27.8%
Aerospace & Defense — 0.5%
General Dynamics Corp.
4.50% due 8/15/2010	500,000	515,871
L-3 Communications Corp.
6.125% due 1/15/2014	1,000,000	1,007,500
Sr. Nt.
5.20% due 10/15/2019(2)	500,000	501,250
TRW, Inc.
7.75% due 6/1/2029	500,000	638,083
		2,662,704
Automotive — 0.1%
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	500,000	538,677
		538,677
Banking — 5.4%
American Express Bank FSB
6.00% due 9/13/2017	500,000	517,224
Bank of America Corp.
4.875% due 9/15/2012	1,300,000	1,334,815
Sr. Nt.
7.375% due 5/15/2014	1,500,000	1,668,996
Bank One Corp.
5.25% due 1/30/2013	600,000	633,691
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	800,000	870,295
Capital One Bank Co.
5.75% due 9/15/2010	900,000	922,733
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 -5/15/2018	2,400,000	2,369,709
City National Corp.
5.125% due 2/15/2013	700,000	700,563
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	866,850
Credit Suisse/New York NY
Sr. Nt.
5.30% due 8/13/2019	1,200,000	1,230,416
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	863,338
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,600,000	1,672,045
5.625% due 1/15/2017	370,000	372,751
6.15% due 4/1/2018	1,500,000	1,577,869
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	722,451
JPMorgan Chase & Co.
5.75% due 1/2/2013	900,000	960,575
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	1,500,000	1,577,623
Merrill Lynch & Co.
6.05% due 8/15/2012	1,000,000	1,066,487
6.875% due 4/25/2018	1,100,000	1,156,867
Morgan Stanley
4.00% due 1/15/2010	500,000	503,894
5.95% due 12/28/2017	1,800,000	1,832,659
Sr. Nt.
5.625% due 9/23/2019	1,200,000	1,179,959
PNC Bank N.A.
6.875% due 4/1/2018	800,000	855,348
Sovereign Bank, Inc.
5.125% due 3/15/2013	600,000	600,000
USB Realty Corp.
6.091% due 12/22/2049(2)(4)	950,000	660,250
Wachovia Corp.
5.25% due 8/1/2014	1,300,000	1,320,233

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Wells Fargo Bank NA
5.75% due 5/16/2016	$1,200,000	$1,233,829
		29,271,470
Brokerage — 0.2%
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049(4)(5)	1,000,000	100
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	1,000,000	1,054,419
		1,054,519
Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,383,970
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,500,000	1,486,593
		2,870,563
Chemicals — 0.3%
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	617,191
Potash Corp. of Saskatchewan, Inc.
Sr. Nt.
3.75% due 9/30/2015	1,000,000	997,871
		1,615,062
Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,195,762
		1,195,762
Consumer Products — 0.3%
Clorox Co.
Sr. Nt.
5.95% due 10/15/2017	650,000	705,611
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	1,000,000	1,079,402
		1,785,013
Diversified Manufacturing — 0.6%
Parker Hannifin Corp.
Sr. Nt.
6.25% due 5/15/2038	400,000	443,586
Roper Industries, Inc.
Sr. Nt.
6.625% due 8/15/2013	400,000	430,838
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	750,000	831,797
United Technologies Corp.
4.375% due 5/1/2010	500,000	512,020
4.875% due 5/1/2015	1,000,000	1,093,710
		3,311,951
Electric — 1.7%
Alabama Power Co.
5.65% due 3/15/2035	750,000	745,066
Exelon Corp.
4.45% due 6/15/2010	750,000	765,424
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	747,897
Nevada Power Co.
6.65% due 4/1/2036	600,000	654,034
Pacific Gas & Electric Co.
6.05% due 3/1/2034	450,000	500,581
PacifiCorp
5.25% due 6/15/2035	350,000	352,487
Potomac Edison Co.
5.35% due 11/15/2014	850,000	915,965
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	1,660,524
6.45% due 8/15/2037	1,000,000	1,166,538
Public Service Electric Gas Co.
5.125% due 9/1/2012	500,000	533,869
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,137,996
		9,180,381
Energy - Independent — 0.7%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	800,000	825,994
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	639,202
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	2,000,000	2,025,000
XTO Energy, Inc.
Sr. Nt.
5.50% due 6/15/2018	500,000	515,991
		4,006,187
Energy - Integrated — 0.8%
BP Capital Markets PLC
5.25% due 11/7/2013	800,000	876,343
Cenovus Energy, Inc.
Sr. Nt.
5.70% due 10/15/2019(2)	1,300,000	1,333,007
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	500,000	539,373
Tosco Corp.
8.125% due 2/15/2030	500,000	635,685
Western Oil Sands, Inc.
8.375% due 5/1/2012	1,000,000	1,132,217
		4,516,625
Energy - Oilfield Services — 0.3%
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	550,000	587,529
Weatherford International Ltd.
5.15% due 3/15/2013	700,000	735,274
		1,322,803
Energy - Refining — 0.1%
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	600,000	699,164
		699,164
Entertainment — 0.5%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,576,146
Viacom, Inc.
6.875% due 4/30/2036	800,000	845,116
		2,421,262
Food & Beverage — 0.6%
Bacardi Ltd.
Sr. Nt.
7.45% due 4/1/2014(2)	800,000	902,920
Bottling Group LLC
6.95% due 3/15/2014	900,000	1,048,907
Diageo Capital PLC
5.50% due 9/30/2016	700,000	754,585
Kraft Foods, Inc.
Sr. Nt.
6.875% due 1/26/2039	500,000	549,622
		3,256,034

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Health Care — 0.8%
Beckman Coulter, Inc.
Sr. Nt.
7.00% due 6/1/2019	$750,000	$859,980
Becton Dickinson and Co.
Sr. Nt.
5.00% due 5/15/2019	1,000,000	1,056,203
Express Scripts, Inc.
Sr. Nt.
6.25% due 6/15/2014	1,000,000	1,098,945
Fisher Scientific International, Inc.
6.125% due 7/1/2015	800,000	831,000
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	716,453
		4,562,581
Industrial - Other — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	1,760,960
		1,760,960
Insurance - Health — 0.1%
UnitedHealth Group, Inc.
6.50% due 6/15/2037	500,000	519,675
		519,675
Insurance - Life — 1.1%
AXA SA
6.463% due 12/31/2049(2)(4)	800,000	620,000
MetLife, Inc.
6.40% due 12/15/2036	500,000	422,500
Sr. Nt. Series A
6.817% due 8/15/2018	1,400,000	1,558,203
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,500,000	1,674,015
Symetra Financial Corp.
6.125% due 4/1/2016(2)(6)	800,000	678,260
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(2)	1,100,000	1,099,944
		6,052,922
Insurance - P&C — 1.0%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	1,000,000	1,080,451
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	600,000	627,039
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	750,000	798,301
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	1,200,000	1,205,207
Liberty Mutual Group, Inc.
7.50% due 8/15/2036(2)	400,000	337,781
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	1,000,000	1,096,138
		5,144,917
Media - Cable — 1.5%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,058,889
6.50% due 1/15/2017	1,100,000	1,207,325
DirecTV Holdings LLC
4.75% due 10/1/2014(2)	1,500,000	1,500,000
Time Warner Cable, Inc.
5.40% due 7/2/2012	1,000,000	1,068,521
5.85% due 5/1/2017	2,900,000	3,057,606
		7,892,341
Media - NonCable — 0.3%
Discovery Communications LLC
5.625% due 8/15/2019	1,200,000	1,231,434
News America Holdings, Inc.
8.00% due 10/17/2016	500,000	579,047
		1,810,481
Metals & Mining — 1.1%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,698,255
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	1,200,000	1,182,187
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	1,200,000	1,276,500
Noranda, Inc.
6.00% due 10/15/2015	750,000	762,473
Steel Dynamics, Inc.
6.75% due 4/1/2015	700,000	670,250
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	428,237
		6,017,902
Natural Gas - Pipelines — 0.9%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,597,387
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	750,000	866,659
Enterprise Products Operating LLP
4.60% due 8/1/2012	480,000	497,354
8.375% due 8/1/2066(1)	400,000	374,000
Magellan Midstream Partners LP
6.55% due 7/15/2019	1,200,000	1,333,464
		4,668,864
Non Captive Consumer — 0.2%
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	1,075,387
		1,075,387
Non Captive Diversified — 0.5%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	650,000	653,950
General Electric Capital Corp.
6.75% due 3/15/2032	1,000,000	1,020,923
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,194,242
		2,869,115
Pharmaceuticals — 1.0%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,400,000	1,483,611
Amgen, Inc.
5.85% due 6/1/2017	400,000	439,945
Astrazeneca PLC
6.45% due 9/15/2037	600,000	705,976
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	1,500,000	1,591,552
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	901,710

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Wyeth
5.95% due 4/1/2037	$475,000	$523,090
		5,645,884
Railroads — 0.4%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	800,000	889,381
Norfolk Southern Corp.
6.75% due 2/15/2011	1,150,000	1,227,012
		2,116,393
Real Estate Investment Trusts — 1.1%
ERP Operating LP
5.375% due 8/1/2016	775,000	763,653
Highwoods Realty Ltd.
5.85% due 3/15/2017	600,000	528,440
Liberty Property LP
7.25% due 3/15/2011	700,000	727,352
PPF Funding, Inc.
5.35% due 4/15/2012(2)(6)	750,000	634,374
Regency Centers LP
6.75% due 1/15/2012	1,375,000	1,419,983
Simon Property Group LP
5.25% due 12/1/2016	750,000	739,276
Westfield Group
5.40% due 10/1/2012(2)	900,000	924,565
		5,737,643
Retailers — 0.8%
CVS Caremark Corp.
5.75% due 6/1/2017	875,000	936,692
Kohl’s Corp.
Sr. Nt.
6.25% due 12/15/2017	750,000	819,712
Macy’s Retail Holdings, Inc.
6.625% due 4/1/2011	1,280,000	1,293,230
Target Corp.
Sr. Nt.
7.00% due 1/15/2038	600,000	702,226
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	500,000	538,438
		4,290,298
Supermarkets — 0.2%
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	1,200,000	1,233,000
		1,233,000
Technology — 1.3%
Agilent Technologies, Inc.
Sr. Nt.
5.50% due 9/14/2015	1,500,000	1,542,954
Cisco Systems, Inc.
5.50% due 2/22/2016	450,000	495,520
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	800,000	881,230
Corning, Inc.
Sr. Nt.
6.625% due 5/15/2019	1,000,000	1,093,976
International Business Machines Corp.
5.70% due 9/14/2017	400,000	440,833
Kla-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,000,000	1,045,267
Microsoft Corp.
Sr. Nt.
4.20% due 6/1/2019	750,000	772,184
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	494,129
		6,766,093
Tobacco — 0.2%
Philip Morris International, Inc.
Sr. Nt.
6.875% due 3/17/2014	800,000	913,891
		913,891
Wireless — 0.7%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,426,261
Verizon Wireless Capital LLC
Sr. Nt.
5.55% due 2/1/2014(2)	800,000	864,545
Vodafone Group PLC
6.15% due 2/27/2037	350,000	374,268
Sr. Nt.
5.45% due 6/10/2019	1,000,000	1,041,215
		3,706,289
Wirelines — 1.5%
AT&T, Inc.
6.30% due 1/15/2038	1,200,000	1,257,172
Deutsche Telekom International Finance BV
8.75% due 6/15/2030(1)	850,000	1,100,769
France Telecom S.A.
7.75% due 3/1/2011(1)	800,000	866,220
8.50% due 3/1/2031(1)	335,000	463,198
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	1,600,000	1,650,000
Telecom Italia Capital
5.25% due 10/1/2015	550,000	569,399
Verizon Communications, Inc.
5.55% due 2/15/2016	800,000	866,239
6.40% due 2/15/2038	1,250,000	1,335,634
		8,108,631
Total Corporate Bonds (Cost $143,318,147)		150,601,444
Government Agencies — 2.0%
California State General Obligation
5.25% due 4/1/2014	800,000	830,912
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	1,734,208
Illinois State Toll Highway Authority Toll Highway Revenue
Build America Bonds-Series A
6.184% due 1/1/2034	1,000,000	1,091,330
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	1,500,000	1,569,198
Oregon School Board Association
4.759% due 6/30/2028	450,000	403,465
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	692,125
Petrobras International Finance Co.
5.875% due 3/1/2018	900,000	933,511
Quebec Province
4.60% due 5/26/2015	900,000	963,574

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	$2,300,000	$2,578,951
Total Government Agencies (Cost $10,126,971)		10,797,274
Hybrid ARMS — 0.9%
FNMA
5.762% due 12/1/2036(1)	2,511,160	2,648,992
6.217% due 8/1/2046(1)	2,320,573	2,465,604
Total Hybrid ARMS (Cost $4,866,935)		5,114,596
Mortgage Pass-Through Securities — 21.7%
FHLMC
5.50% due 9/1/2034-12/1/2036	6,896,291	7,241,385
7.00% due 9/1/2038	2,536,438	2,748,303
FNMA
4.50% due 6/1/2038-5/1/2039	16,098,609	16,329,544
5.00% due 4/1/2023-4/1/2034	6,601,441	6,870,750
5.00% due 12/1/2039 (7)	45,900,000	47,406,071
5.50% due 5/1/2034-10/1/2038	22,343,442	23,423,105
6.00% due 8/1/2021-11/1/2037	3,139,647	3,335,051
6.50% due 2/1/2013-8/1/2038	7,103,134	7,599,488
7.00% due 9/1/2014-6/1/2032	378,513	414,244
7.50% due 12/1/2029	321,455	360,089
8.00% due 1/1/2030-9/1/2030	106,107	120,290
GNMA
6.00% due 10/15/2032-12/15/2033	808,433	862,597
6.50% due 2/15/2032-4/15/2033	626,979	676,303
Total Mortgage Pass-Through Securities (Cost $114,470,186)		117,387,220
Municipal Bonds — 2.4%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	1,200,000	1,351,596
Colorado Housing & Finance Authority
Single Family Mortgage CL I-Series A
FHA Insured
5.50% due 11/1/2029	840,000	885,133
Connecticut State
Series F
5.00% due 12/1/2021	1,200,000	1,365,060
Gwinnett County Georgia School District General Obligation
5.00% due 2/1/2036	1,200,000	1,302,744
Massachusetts Bay Transportation Authority Revenue
Series A
5.25% due 7/1/2034	2,400,000	2,645,328
Massachusetts State Health & Educational Facilities Authority Revenue
Harvard University-Series B
5.00% due 10/1/2038	1,200,000	1,306,176
Harvard University-Series A
5.50% due 11/15/2036	1,190,000	1,363,264
New York State Dormitory Authority
Columbia University-Series C
5.00% due 7/1/2025	1,200,000	1,352,232
New York State Environmental Facilities Corp.
State Clean Water & Drinking Water Revenue
Series D
5.00% due 9/15/2032	1,200,000	1,291,956
Total Municipal Bonds (Cost $11,583,157)		12,863,489
U.S. Treasury — 8.4%
U.S. Treasury Bonds
4.25% due 5/15/2039	8,321,000	8,608,332
U.S. Treasury Notes
2.375% due 9/30/2014	12,582,000	12,614,462
3.00% due 9/30/2016	10,476,000	10,517,736
3.625% due 8/15/2019	13,297,000	13,648,121
Total U.S. Treasury (Cost $44,623,236)		45,388,651
Short-Term Investments — 8.8%
Abbey National North America LLC
0.17% due 10/14/2009(3)	11,800,000	11,799,276

Nestle Finance International Ltd.
0.13% due 10/14/2009(3)	11,800,000	11,799,446
NetJets, Inc.
0.18% due 10/14/2009(3)	12,000,000	11,999,220
Toyota Motor Credit Corp.
0.18% due 10/14/2009(3)	11,800,000	11,799,233
Total Short-Term Investments (Cost $47,397,175)		47,397,175
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $5,025,001, due 10/1/2009(8)	5,025,000	5,025,000
Total Repurchase Agreements (Cost $5,025,000)		5,025,000
Total Investments — 108.8% (Cost $579,555,303)		589,205,713
Other Liabilities, Net — (8.8)%		(47,884,773)
Total Net Assets — 100.0%		$541,320,940

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $40,471,449, representing 7.5% of net assets of which 39,158,814 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover TBAs.

(4)	Maturity is perpetual. Maturity date presented represents the next call date.

(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman
Brothers
Holdings
Capital
Trust VII	5.857%	11/29/2049	$1,000,000	$996,693	$100

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
PPF Funding, Inc.	$750,000	$746,028	$634,374	04/04/2007	0.12%
Symetra Financial Corp.	800,000	794,799	678,260	03/23/2006	0.13%

(7)	TBA - To be announced.

(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.93%	3/30/2010	$5,128,175

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$53,373,257	$—	$53,373,257
Collateralized Mortgage Obligations	—	54,754,730	—	54,754,730
Commercial Mortgage Backed Securities	—	86,502,877	—	86,502,877
Corporate Bonds	—	150,601,444	—	150,601,444
Government Agencies	—	10,797,274	—	10,797,274
Hybrid ARMS	—	5,114,596	—	5,114,596
Mortgage Pass-Through Securities	—	117,387,220	—	117,387,220
Municipal Bonds	—	12,863,489	—	12,863,489
U.S. Treasury	—	45,388,651	—	45,388,651
Short-Term Investments	—	47,397,175	—	47,397,175
Repurchase Agreements	—	5,025,000	—	5,025,000
Total	$—	$589,205,713	$—	$589,205,713

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 17.4%
American Express Credit Account Master Trust
2009-2 A
1.495% due 3/15/2017	$250,000	$254,569
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	190,459	142,352
Bank of America Auto Trust
2009-1A A3
2.67% due 7/15/2013(2)	400,000	404,139
2009-2A A4
3.03% due 10/15/2016(2)	500,000	501,810
BMW Vehicle Lease Trust
2009-1 A3
2.91% due 3/15/2012	500,000	509,214
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	250,000	266,148
2006-A2 A
4.85% due 11/15/2013	150,000	156,604
2008-A5 A5
4.85% due 2/18/2014	260,000	273,656
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	307,692	314,843
CenterPoint Energy Transition Bond Co. LLC
2001-1 A4
5.63% due 9/15/2015	351,066	381,213
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	295,686	265,343
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	320,000	332,629
2007-A15 A
4.96% due 9/17/2012	420,000	436,714
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	372,000	395,715
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	223,174	186,420
CNH Equipment Trust
2007-C A4A
5.42% due 3/17/2014	310,000	322,538
Detroit Edison Securitization Funding LLC
2001-1 A4
6.19% due 3/1/2013	90,153	94,597
GE Capital Credit Card Master Note Trust
2009-3 A
2.54% due 9/15/2014	700,000	699,868
GE Equipment Midticket LLC
2009-1 A3
2.34% due 6/17/2013	400,000	400,206
Harley-Davidson Motorcycle Trust
2009-1 A3
3.19% due 11/15/2013	330,000	336,935
Honda Auto Receivables Owner Trust
2009-3 A3
2.31% due 5/15/2013	400,000	406,140
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	600,000	600,208
Nissan Auto Lease Trust
2009-B
A3 2.07% due 1/15/2015	300,000	300,746
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	290,000	299,785
2007-B A3
5.03% due 5/16/2011	437,487	444,360
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	420,000	446,130
PSE&G Transition Funding LLC
2001-1 A5
6.45% due 3/15/2013	313,047	327,877
Public Service New Hampshire Funding LLC
2001-1 A3
6.48% due 5/1/2015	349,818	381,314
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	97,247	93,880
2002-RS4 AI5
6.163% due 8/25/2032(1)	20,695	7,484
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023	56,289	56,203
Wachovia Auto Owner Trust
2008-A A3A
4.81% due 9/20/2012	685,000	709,603
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	61,275	62,147
Total Asset Backed Securities (Cost $10,719,890)		10,811,390
Collateralized Mortgage Obligations — 2.0%
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	448,851	387,274
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	61,737	55,325
FHLMC
2598 QC
4.50% due 6/15/2027	8,265	8,266
1534 Z
5.00% due 6/15/2023	112,301	112,805
20 H
5.50% due 10/25/2023	56,337	60,383
FNMA
2003-24 PU
3.50% due 11/25/2015	52,989	53,534
2003-63 GU
4.00% due 7/25/2033	20,826	21,397
2005-39 CL
5.00% due 12/25/2021	137,357	142,241
2006-45 AC
5.50% due 6/25/2036	73,037	74,062
2002-52 PB
6.00% due 2/25/2032	251,436	264,292
GNMA
2002-93 NV
4.75% due 2/20/2032	5,460	5,571
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	65,596	62,644
Total Collateralized Mortgage Obligations (Cost $1,228,237)		1,247,794

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities — 19.8%
Banc of America Commercial Mortgage, Inc.
2003-2 A3
4.873% due 3/11/2041	$400,000	$415,229
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	500,000	516,597
1999-C1 B
6.20% due 2/14/2031	483,899	507,514
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	650,000	682,416
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	83,088	83,450
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	377,351	376,923
2004-LB2A A3
4.221% due 3/10/2039	485,925	490,914
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	815,000	815,000
CS First Boston Mortgage Securities Corp.
2002-CP5 A1
4.106% due 12/15/2035	385,822	392,373
2004-C5 A2
4.183% due 11/15/2037	160,567	160,205
2001-CP4 A4
6.18% due 12/15/2035	198,454	207,653
2001-CK1 A3
6.38% due 12/18/2035	432,132	447,147
First Union-Lehman Brothers Commercial Mortgage Securities, Inc.
1997-C2 D
7.12% due 11/18/2029	580,000	621,295
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	456,000	472,711
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	317,344	320,598
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.667% due 5/10/2040(1)	285,000	297,282
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	218,383	217,105
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	178,405	178,203
Hilton Hotel Pool Trust
2000-HLTA A1
7.055% due 10/3/2015(2)	346,974	360,253
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	41,293	41,270
2002-C1 A2
4.914% due 7/12/2037	187,003	191,154
2001-C1 A3
5.857% due 10/12/2035	250,000	263,265
2001-CIBC A3
6.26% due 3/15/2033	591,810	610,937
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	1,200	1,199
LB UBS Comm’l. Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	600,000	614,997
2002-C1 A4
6.462% due 3/15/2031	500,000	531,564
Morgan Stanley Capital I
2003-T11 A3
4.85% due 6/13/2041	393,000	401,177
2005-HQ7 AAB
5.354% due 11/14/2042(1)	500,000	521,195
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	43,091	43,481
Prudential Securities Secured Financing Corp.
1998-C1 D
7.184% due 1/15/2013(1)	146,340	150,377
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	450,658	461,258
1999-C1 G
7.064% due 5/18/2032(1)(2)	450,500	472,212
Wachovia Bank Commercial Mortgage Trust
2005-C21 APB
5.348% due 10/15/2044(1)	470,000	488,354
Total Commercial Mortgage-Backed Securities (Cost $12,096,710)		12,355,308
Corporate Bonds — 38.1%
Aerospace & Defense — 0.8%
L-3 Communications Corp.
Sr. Nt.
7.625% due 6/15/2012	300,000	304,125
Raytheon Co.
Sr. Nt.
4.85% due 1/15/2011	170,000	177,220
		481,345
Automotive — 0.5%
Daimler Finance North America LLC
4.875% due 6/15/2010	175,000	178,395
Ford Motor Credit Co. LLC
Sr. Nt.
8.625% due 11/1/2010	125,000	126,449
		304,844
Banking — 5.1%
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011(2)	250,000	258,242
Citigroup, Inc.
Sr. Nt.
5.10% due 9/29/2011	300,000	308,502
Countrywide Home Loans, Inc.
Ser. L
4.00% due 3/22/2011	250,000	254,084
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	200,000	204,103
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	350,000	356,416

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Morgan Stanley
Sr. Nt.
5.05% due 1/21/2011	$250,000	$258,599
PNC Funding Corp.
4.50% due 3/10/2010	250,000	252,803
Rabobank Nederland N.V.
Nt.
2.65% due 8/17/2012(2)	250,000	252,723
Sovereign Bancorp, Inc.
Sr. Nt.
4.80% due 9/1/2010	250,000	257,320
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	250,000	256,650
4.50% due 6/15/2010	250,000	256,431
Wachovia Mortgage FSB
Sr. Nt.
4.125% due 12/15/2009	225,000	226,519
		3,142,392
Building Materials — 1.2%
CRH America, Inc.
5.625% due 9/30/2011	250,000	259,721
Lafarge S.A.
Sr. Nt.
6.15% due 7/15/2011	250,000	260,385
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	250,000	247,765
		767,871
Consumer Products — 0.8%
Clorox Co.
Sr. Nt.
4.20% due 1/15/2010	225,000	227,200
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	250,000	269,851
		497,051
Diversified Manufacturing — 0.4%
Textron Financial Corp.
5.125% due 11/1/2010	250,000	250,072
		250,072
Electric — 2.9%
Allegheny Energy Supply Co. LLC
Sr. Nt.
7.80% due 3/15/2011	300,000	317,833
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	200,000	202,468
National Rural Utilities Cooperative Finance Corp.
Sr. Sec. Nt.
2.625% due 9/16/2012	200,000	201,073
NiSource Finance Corp.
Sr. Nt.
7.875% due 11/15/2010	250,000	263,004
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	250,000	271,474
Pacific Gas & Electric Co.
Sr. Nt.
4.20% due 3/1/2011	200,000	207,026
Virginia Electric and Power Co.
Sr. Nt.
4.50% due 12/15/2010	350,000	361,067
		1,823,945
Energy - Independent — 0.9%
Anadarko Finance Co.
Ser. B
6.75% due 5/1/2011	300,000	318,814
XTO Energy, Inc.
5.00% due 8/1/2010	250,000	257,657
		576,471
Energy - Integrated — 1.2%
BP Capital Markets PLC
3.125% due 3/10/2012	350,000	361,576
Chevron Corp.
3.45% due 3/3/2012	350,000	364,374
		725,950
Entertainment — 0.4%
Time Warner, Inc.
5.50% due 11/15/2011	250,000	265,801
		265,801
Environmental — 0.5%
Allied Waste North America, Inc.
6.375% due 4/15/2011	100,000	104,315
6.50% due 11/15/2010	200,000	206,500
		310,815
Food & Beverage — 2.4%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	250,000	258,611
Diageo Finance BV
3.875% due 4/1/2011	250,000	257,177
Kraft Foods, Inc.
Sr. Nt.
5.625% due 11/1/2011	350,000	372,391
PepsiAmericas, Inc.
5.625% due 5/31/2011	200,000	213,011
SABMiller PLC
6.20% due 7/1/2011(2)	350,000	373,248
		1,474,438
Health Care — 1.5%
AmerisourceBergen Corp.
5.625% due 9/15/2012	250,000	265,131
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012(2)	250,000	256,624
Express Scripts, Inc.
Sr. Nt.
5.25% due 6/15/2012	300,000	318,462
Fresenius Medical Care Capital Trust IV
7.875% due 6/15/2011	100,000	101,750
		941,967
Insurance - Health — 0.4%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	250,000	258,160
		258,160
Insurance - Life — 1.9%
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	200,000	207,423
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012(2)	200,000	199,169
Sr. Sec. Nt.
4.50% due 5/5/2010(2)	250,000	253,167

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Prudential Financial, Inc.
Sr. Nt.
5.10% due 12/14/2011	$500,000	$520,029
		1,179,788
Insurance - P&C — 0.4%
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	250,000	251,085
		251,085
Media - Cable — 1.8%
Comcast Corp.
5.45% due 11/15/2010	350,000	363,826
Cox Communications, Inc.
4.625% due 1/15/2010	250,000	252,280
Time Warner Cable, Inc.
5.40% due 7/2/2012	475,000	507,547
		1,123,653
Media - NonCable — 0.3%
Rainbow National Services LLC
8.75% due 9/1/2012(2)	200,000	204,000
		204,000
Metals & Mining — 1.4%
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	250,000	258,701
Rio Tinto Alcan, Inc.
Sr. Nt.
6.45% due 3/15/2011	100,000	104,678
Steel Dynamics, Inc.
7.375% due 11/1/2012	250,000	252,500
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011(2)	250,000	259,989
		875,868
Natural Gas - Distributors — 0.4%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	257,059
		257,059
Natural Gas - Pipelines — 1.9%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	200,000	210,906
Enterprise Products Operating LLP
4.95% due 6/1/2010	400,000	406,236
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	300,000	327,652
Plains All American Pipeline LP
4.25% due 9/1/2012	250,000	257,004
		1,201,798
Non Captive Diversified — 0.5%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	301,823
		301,823
Packaging — 0.5%
Ball Corp.
6.875% due 12/15/2012	300,000	302,250
		302,250
Pharmaceuticals — 2.3%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	350,000	366,524
Merck & Co., Inc.
Sr. Nt.
1.875% due 6/30/2011	300,000	303,324
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	350,000	371,777
Roche Holdings, Inc.
4.50% due 3/1/2012(2)	350,000	370,343
		1,411,968
Real Estate Investment Trusts — 3.0%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	261,125
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	200,000	206,667
ProLogis
Sr. Nt.
5.50% due 4/1/2012	250,000	247,024
Regency Centers LP
6.75% due 1/15/2012	300,000	309,814
7.95% due 1/15/2011	200,000	207,941
Simon Property Group LP
Sr. Nt.
4.875% due 3/18/2010	250,000	252,159
5.00% due 3/1/2012	100,000	103,121
Westfield Capital Corp. Ltd.
4.375% due 11/15/2010(2)	300,000	304,401
		1,892,252
Retailers — 0.7%
Macy’s Retail Holdings, Inc.
6.625% due 4/1/2011	350,000	353,618
The Home Depot, Inc.
Sr. Nt.
5.20% due 3/1/2011	100,000	103,885
		457,503
Supermarkets — 1.2%
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	250,000	256,875
Safeway, Inc.
4.95% due 8/16/2010	200,000	206,605
The Kroger Co.
6.80% due 4/1/2011	250,000	267,745
		731,225
Technology — 1.3%
Agilent Technologies, Inc.
Sr. Nt.
4.45% due 9/14/2012	300,000	303,263
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	200,000	211,312
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	250,000	260,861
		775,436
Wireless — 0.7%
Verizon Wireless Capital LLC
Sr. Nt.
5.25% due 2/1/2012(2)	400,000	427,131
		427,131
Wirelines — 0.8%
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	250,000	257,812

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Telecom Italia Capital S.A.
4.875% due 10/1/2010	$250,000	$256,978
		514,790
Total Corporate Bonds (Cost $23,076,210)		23,728,751
Government Agencies — 9.4%
Bank of America Corp.
2.10% due 4/30/2012	600,000	608,419
3.125% due 6/15/2012	350,000	364,027
FHLMC
2.50% due 3/23/2012	1,180,000	1,189,219
FNMA
2.00% due 4/1/2011	940,000	947,213
5.00% due 10/15/2011	550,000	595,784
5.125% due 4/15/2011	1,080,000	1,152,778
General Electric Capital Corp.
2.20% due 6/8/2012	350,000	355,410
PNC Funding Corp.
2.30% due 6/22/2012	350,000	356,284
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012(2)	250,000	258,932
Total Government Agencies (Cost $5,662,055)		5,828,066
Hybrid ARMS — 0.3%
FNMA
6.217% due 8/1/2046(1)	174,185	185,072
Total Hybrid ARMS (Cost $175,791)		185,072
Mortgage-Backed Securities — 0.4%
FHLMC
7.00% due 9/1/2038	215,740	233,760
Total Mortgage-Backed Securities (Cost $224,517)		233,760
U.S. Treasury — 12.0%
U.S. Treasury Notes
1.375% due 9/15/2012	6,415,000	6,403,973
2.375% due 9/30/2014	1,039,000	1,041,680
Total U.S. Treasury (Cost $7,432,093)		7,445,653
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2009, maturity value of $459,000, due 10/1/2009(3)	459,000	459,000
Total Repurchase Agreements (Cost $459,000)		459,000
Total Investments — 100.1% (Cost $61,074,503)		62,294,794
Other Liabilities, Net — (0.1)%		(91,207)
Total Net Assets — 100.0%		$62,203,587

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $6,506,241, representing 10.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$472,563

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$10,811,390	$—	$10,811,390
Collateralized Mortgage Obligations	—	1,247,794	—	1,247,794
Commercial Mortgage Backed Securities	—	12,355,308	—	12,355,308
Corporate Bonds	—	23,728,751	—	23,728,751
Government Agencies	—	5,828,066	—	5,828,066
Hybrid ARMS	—	185,072	—	185,072
Mortgage-Backed Securities	—	233,760	—	233,760
U.S. Treasury	—	7,445,653	—	7,445,653
Repurchase Agreements	—	459,000	—	459,000
Total	$—	$62,294,794	$—	$62,294,794

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

September 30, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 94.0%
Aerospace & Defense — 1.4%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018	$520,000	$533,000
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	130,000	129,350
6.375% due 10/15/2015	150,000	151,500
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	325,000	312,000
		1,125,850
Airlines — 0.3%
Delta Air Lines, Inc.
Sr. Sec. Nt.
9.50% due 9/15/2014(1)	230,000	230,000
		230,000
Automotive — 5.0%
Ford Motor Credit Co. LLC
Sr. Nt.
7.25% due 10/25/2011	1,470,000	1,427,677
7.50% due 8/1/2012	530,000	508,889
8.00% due 12/15/2016	300,000	278,330
8.70% due 10/1/2014	790,000	773,845
9.875% due 8/10/2011	430,000	436,105
Goodyear Tire & Rubber Co.
5.01% due 12/1/2009(2)	110,000	109,862
Sr. Nt.
8.625% due 12/1/2011	72,000	74,340
10.50% due 5/15/2016	130,000	141,050
Titan International, Inc.
Sr. Nt.
8.00% due 1/15/2012	120,000	116,100
		3,866,198
Banking — 0.9%
Bank of America Corp.
Ser. M
8.125% due 5/15/2018(2)(3)	350,000	311,164
Zions Bancorporation
Sr. Nt.
7.75% due 9/23/2014	450,000	402,750
		713,914
Brokerage — 0.6%
E*Trade Financial Corp.
Sr. Nt.
12.50% due 11/30/2017(4)	450,000	499,500
		499,500
Building Materials — 2.3%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	710,000	703,654
Mohawk Industries, Inc.
Sr. Nt.
6.875% due 1/15/2016	250,000	248,783
Norcraft Cos. L.P.
Sr. Sub. Nt.
9.00% due 11/1/2011	375,000	375,000
Texas Industries, Inc.
7.25% due 7/15/2013	520,000	499,200
		1,826,637
Chemicals — 0.9%
Huntsman International LLC
5.50% due 6/30/2016(1)	230,000	195,500
Koppers, Inc.
Sr. Nt.
9.875% due 10/15/2013	298,000	307,685
Olin Corp.
Sr. Nt.
8.875% due 8/15/2019	220,000	229,900
		733,085
Construction Machinery — 1.0%
Terex Corp.
Sr. Sub. Nt.
8.00% due 11/15/2017	210,000	192,675
Sr. Nt.
10.875% due 6/1/2016	200,000	218,000
United Rentals NA, Inc.
Sr. Sub. Nt.
7.75% due 11/15/2013	448,000	403,200
		813,875
Consumer Cyclical Services — 1.4%
Corrections Corp. of America
7.75% due 6/1/2017	260,000	268,450
NCO Group, Inc.
Sr. Nt.
5.315% due 11/15/2013(2)	125,000	92,500
Sr. Sub. Nt.
11.875% due 11/15/2014	130,000	80,600
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	350,000	352,625
Travelport LLC
Sr. Nt.
4.986% due 9/1/2014(2)	370,000	310,800
		1,104,975
Consumer Products — 1.3%
Acco Brands Corp.
Sr. Sec. Nt.
10.625% due 3/15/2015(1)	340,000	355,300
Elizabeth Arden, Inc.
Sr. Sub. Nt.
7.75% due 1/15/2014	555,000	527,250
Jarden Corp.
Sr. Nt.
8.00% due 5/1/2016	130,000	133,250
		1,015,800
Diversified Manufacturing — 0.1%
ESCO Corp.
Sr. Nt.
8.625% due 12/15/2013(1)	65,000	63,700
		63,700
Electric — 7.2%
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	350,000	341,664
Dynegy Holdings, Inc.
Sr. Nt.
7.75% due 6/1/2019	330,000	281,325
Edison Mission Energy
Sr. Nt.
7.00% due 5/15/2017	620,000	517,700
Midwest Generation LLC
Ser. B
8.56% due 1/2/2016	333,920	338,929
Mirant Americas Generation LLC
Sr. Nt.
8.30% due 5/1/2011	130,000	132,275
Mirant Mid Atlantic Pass Through Tr.
Ser. A

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
8.625% due 6/30/2012	$142,456	$144,949
Ser. B
9.125% due 6/30/2017	375,702	379,459
Mirant North America LLC
7.375% due 12/31/2013	260,000	258,700
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016(1)	140,000	144,200
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	475,000	459,562
RRI Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	270,000	264,938
7.875% due 6/15/2017	395,000	385,619
Sierra Pacific Resources
Sr. Nt.
8.625% due 3/15/2014	390,000	401,213
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015(5)	965,000	694,800
Ser. B
10.25% due 11/1/2015(5)	520,000	374,400
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017 -6/1/2020	520,000	519,675
		5,639,408
Energy - Independent — 10.1%
Atlas Energy Operating Co. LLC
10.75% due 2/1/2018(1)	160,000	166,000
12.125% due 8/1/2017	220,000	237,050
Berry Petroleum Co.
Sr. Sub. Nt.
8.25% due 11/1/2016	101,000	96,960
Sr. Nt.
10.25% due 6/1/2014	350,000	373,625
Chaparral Energy, Inc.
Sr. Nt.
8.50% due 12/1/2015	635,000	511,175
Chesapeake Energy Corp.
6.875% due 1/15/2016	260,000	246,350
7.50% due 9/15/2013	260,000	258,375
Sr. Nt.
7.625% due 7/15/2013	255,000	253,406
9.50% due 2/15/2015	400,000	421,000
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015(1)	200,000	163,000
11.75% due 7/15/2014(1)	290,000	308,850
Continental Resources, Inc.
Sr. Nt.
8.25% due 10/1/2019(1)	230,000	236,325
Denbury Resources, Inc.
7.50% due 4/1/2013 -12/15/2015	509,000	506,353
9.75% due 3/1/2016	280,000	297,500
KCS Energy, Inc.
7.125% due 4/1/2012	300,000	297,000
Linn Energy LLC
11.75% due 5/15/2017(1)	220,000	237,050
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014	150,000	114,750
8.25% due 12/15/2014	910,000	705,250
PetroHawk Energy Corp.
7.875% due 6/1/2015	210,000	206,850
Quicksilver Resources, Inc.
7.125% due 4/1/2016	540,000	468,450
8.25% due 8/1/2015	190,000	185,250
Sr. Nt.
11.75% due 1/1/2016	200,000	220,500
SandRidge Energy, Inc.
8.625% due 4/1/2015(4)	220,000	218,075
Sr. Nt.
9.875% due 5/15/2016(1)	200,000	208,500
Stone Energy Corp.
Sr. Sub. Nt.
6.75% due 12/15/2014	450,000	342,000
Venoco, Inc.
Sec. Nt.
8.75% due 12/15/2011	260,000	262,600
Whiting Petroleum Corp.
Sr. Sub. Nt.
7.00% due 2/1/2014	300,000	296,250
		7,838,494
Energy - Oilfield Services — 1.7%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014	430,000	350,450
Basic Energy Services, Inc.
Sr. Sec. Nt.
11.625% due 8/1/2014(1)	200,000	212,000
Compagnie Generale de Geophysique-Veritas
Sr. Nt.
7.75% due 5/15/2017	65,000	64,513
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	260,000	236,600
Helix Energy Solutions Group, Inc.
Sr. Nt.
9.50% due 1/15/2016(1)	260,000	260,000
Stallion Oilfield Services
Sr. Nt.
9.75% due 2/1/2015(1)(6)	420,000	193,200
		1,316,763
Energy - Refining — 0.2%
Western Refining, Inc.
Sr. Sec. Nt.
11.25% due 6/15/2017(1)	200,000	189,000
		189,000
Entertainment — 0.4%
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016(1)	260,000	274,300
		274,300
Food & Beverage — 2.2%
Aramark Corp.
Sr. Nt.
3.983% due 2/1/2015(2)	108,000	93,690
8.50% due 2/1/2015	658,000	663,758
Constellation Brands, Inc.
Ser. B
7.25% due 5/15/2017	140,000	139,300
8.125% due 1/15/2012	120,000	120,000
Michael Foods, Inc.
Sr. Sub. Nt.
8.00% due 11/15/2013	580,000	588,700
Smithfield Foods, Inc.
Sr. Sec. Nt.
10.00% due 7/15/2014(1)	130,000	136,500
		1,741,948
Gaming — 3.8%
Boyd Gaming Corp.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Sr. Sub. Nt.
6.75% due 4/15/2014	$170,000	$152,150
7.125% due 2/1/2016	340,000	299,200
Harrah’s Operating Co., Inc.
Sr. Sec. Nt.
10.00% due 12/15/2018(1)	420,000	333,900
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	260,000	201,500
Sr. Sec. Nt.
10.375% due 5/15/2014(1)	110,000	117,425
11.125% due 11/15/2017(1)	210,000	229,425
Sr. Nt.
11.375% due 3/1/2018(1)	140,000	131,600
Sr. Sec. Nt.
13.00% due 11/15/2013(1)	240,000	274,800
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014(1)	158,000	164,320
Scientific Games Corp.
7.875% due 6/15/2016(1)	410,000	404,875
Scientific Games International, Inc.
Nt.
9.25% due 6/15/2019(1)	260,000	270,400
Snoqualmie Entertainment Authority
Sr. Nt.
9.125% due 2/1/2015(1)	420,000	222,600
Wynn Las Vegas LLC
6.625% due 12/1/2014	200,000	190,500
		2,992,695
Health Care — 7.3%
Alliance Imaging, Inc.
Sr. Sub. Nt.
7.25% due 12/15/2012	800,000	772,000
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014(1)	110,000	117,425
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
7.50% due 8/15/2013	200,000	205,000
8.00% due 9/15/2016(1)	325,000	337,188
Community Health Systems, Inc.
8.875% due 7/15/2015	410,000	420,250
DaVita, Inc.
7.25% due 3/15/2015	430,000	425,700
Fresenius Medical Care capital Tr.
7.875% due 6/15/2011	310,000	315,425
HCA, Inc.
Sr. Nt.
6.75% due 7/15/2013	430,000	411,725
Sr. Sec. Nt.
7.875% due 2/15/2020(1)	200,000	200,750
8.50% due 4/15/2019(1)	260,000	271,700
Sec. Nt.
9.125% due 11/15/2014	577,000	595,752
9.25% due 11/15/2016	870,000	899,362
Sr. Sec. Nt.
9.875% due 2/15/2017(1)	220,000	233,200
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	395,000	367,350
US Oncology, Inc.
Sr. Sec. Nt.
9.125% due 8/15/2017(1)	100,000	105,250
		5,678,077
Home Construction — 0.5%
KB Home
6.375% due 8/15/2011	71,000	71,710
9.10% due 9/15/2017	130,000	139,750
The Ryland Group, Inc.
5.375% due 5/15/2012	210,000	210,000
		421,460
Industrial - Other — 0.4%
Belden, Inc.
9.25% due 6/15/2019(1)	260,000	270,400
		270,400
Insurance - Life — 0.4%
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(1)	300,000	299,985
		299,985
Lodging — 2.3%
Host Hotels & Resorts L.P.
Sr. Nt.
9.00% due 5/15/2017(1)	130,000	137,800
Host Marriott L.P.
Sr. Nt.
Ser. O 6.375% due 3/15/2015	675,000	639,562
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	260,000	242,450
7.00% due 6/15/2013	390,000	371,475
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Nt.
7.875% due 10/15/2014	390,000	408,525
		1,799,812
Media - Cable — 4.2%
Cablevision Systems Corp.
Sr. Nt.
8.00% due 4/15/2012(2)	435,000	453,487
CSC Holdings, Inc.
Sr. Nt. Ser. B
7.625% due 4/1/2011	315,000	326,813
Sr. Nt.
8.50% due 4/15/2014 -6/15/2015(1)	445,000	467,250
8.625% due 2/15/2019(1)	140,000	148,050
DISH DBS Corp.
Sr. Nt.
7.875% due 9/1/2019(1)	770,000	777,700
Mediacom LLC
Sr. Nt.
9.125% due 8/15/2019(1)	130,000	133,575
Videotron Ltee.
9.125% due 4/15/2018	220,000	238,150
9.125% due 4/15/2018(1)	210,000	227,325
Virgin Media Finance PLC
Ser. 1
9.50% due 8/15/2016	500,000	526,250
		3,298,600
Media - NonCable — 8.1%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	880,000	836,000
Clear Channel Communications, Inc.
Sr. Nt.
5.75% due 1/15/2013	440,000	228,800
Gannett Co., Inc.
Sr. Nt.
8.75% due 11/15/2014(1)	110,000	107,525
9.375% due 11/15/2017(1)	110,000	106,975

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
GeoEye, Inc.
Sr. Sec. Nt.
9.625% due 10/1/2015(1)	$230,000	$232,875
Hughes Network Systems LLC
Sr. Nt.
9.50% due 4/15/2014	85,000	85,425
Inmarsat Finance PLC
Sr. Nt.
7.625% due 6/30/2012	222,000	222,555
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014	260,000	266,500
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	210,000	224,700
Intelsat Subsidiary Holding Co. Ltd.
8.50% due 1/15/2013	660,000	668,250
8.875% due 1/15/2015	140,000	142,450
8.875% due 1/15/2015(1)	110,000	111,375
Lamar Media Corp.
Sr. Nt.
6.625% due 8/15/2015	370,000	342,450
Nielsen Finance LLC
11.50% due 5/1/2016	440,000	462,000
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	635,000	628,650
Rainbow National Services LLC
8.75% due 9/1/2012(1)	700,000	714,000
RH Donnelley, Inc.
11.75% due 5/15/2015(1)(6)	564,000	318,660
Sinclair Broadcast Group, Inc.
8.00% due 3/15/2012	580,000	513,300
The Interpublic Group of Cos., Inc.
Sr. Nt.
10.00% due 7/15/2017(1)	100,000	108,000
		6,320,490
Metals & Mining — 2.2%
Foundation PA Coal Co. LLC
Sr. Nt.
7.25% due 8/1/2014	280,000	278,250
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.25% due 4/1/2015	135,000	143,606
8.375% due 4/1/2017	130,000	138,288
Steel Dynamics, Inc.
7.375% due 11/1/2012	600,000	606,000
Teck Resources Ltd.
Sr. Sec. Nt.
9.75% due 5/15/2014	130,000	143,000
10.25% due 5/15/2016	130,000	146,900
10.75% due 5/15/2019	220,000	255,750
		1,711,794
Natural Gas - Distributors — 1.0%
Ferrellgas Partners L.P.
Sr. Nt.
6.75% due 5/1/2014(1)	260,000	247,325
Inergy LP/ Inergy Finance Corp.
8.25% due 3/1/2016	400,000	402,000
8.75% due 3/1/2015(1)	140,000	143,850
		793,175
Natural Gas - Pipelines — 3.1%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	520,000	416,000
El Paso Corp.
Sr. Nt.
8.25% due 2/15/2016	140,000	143,500
12.00% due 12/12/2013	520,000	592,800
El Paso Performance-Linked Tr.
Sr. Nt.
7.75% due 7/15/2011(1)	170,000	173,659
Kinder Morgan Finance Co. ULC
5.70% due 1/5/2016	300,000	285,750
MarkWest Energy Partners L.P.
6.875% due 11/1/2014(1)	130,000	121,550
Sr. Nt. Ser. B
8.50% due 7/15/2016	340,000	336,600
Regency Energy Partners L.P.
Sr. Nt.
9.375% due 6/1/2016(1)	260,000	270,400
SemGroup L.P.
Sr. Nt.
8.75% due 11/15/2015(1)(6)	565,000	36,725
		2,376,984
Packaging — 2.3%
Ball Corp.
7.125% due 9/1/2016	200,000	204,000
7.375% due 9/1/2019	200,000	203,000
Crown Americas LLC
7.625% due 11/15/2013	135,000	136,350
Sr. Nt.
7.625% due 5/15/2017(1)	260,000	262,600
7.75% due 11/15/2015	400,000	407,000
Owens-Brockway Glass Container, Inc.
7.375% due 5/15/2016	260,000	263,900
Silgan Holdings, Inc.
Sr. Nt.
7.25% due 8/15/2016(1)	300,000	303,000
		1,779,850
Paper — 1.9%
Graphic Packaging International, Inc.
Sr. Sub. Nt.
9.50% due 8/15/2013	764,000	786,920
PE Paper Escrow GmbH
Sr. Sec. Nt.
12.00% due 8/1/2014(1)	130,000	140,400
Rock-Tenn Co.
9.25% due 3/15/2016	260,000	278,200
Sr. Nt.
9.25% due 3/15/2016(1)	260,000	278,200
		1,483,720
Railroads — 1.1%
American Railcar Industries, Inc.
Sr. Nt.
7.50% due 3/1/2014	340,000	316,200
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017(1)	500,000	523,750
		839,950
Real Estate Investment Trusts — 1.3%
Reckson Operating Partnership L.P.
Sr. Nt.
5.15% due 1/15/2011	1,000,000	985,420
		985,420
Retailers — 3.1%
Burlington Coat Factory Warehouse Corp.
11.125% due 4/15/2014	350,000	343,000
Duane Reade, Inc.
Sr. Sec. Nt.
11.75% due 8/1/2015(1)	110,000	115,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
J.C. Penney Corp., Inc.
Sr. Nt.
7.65% due 8/15/2016	$870,000	$885,225
Macy’s Retail Holdings, Inc.
8.875% due 7/15/2015(5)	260,000	271,232
Susser Holdings LLC
10.625% due 12/15/2013	450,000	464,625
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	350,000	299,250
		2,378,832
Supermarkets — 1.8%
Delhaize America, Inc.
Debt.
9.00% due 4/15/2031	314,000	413,158
Ingles Markets, Inc.
Sr. Nt.
8.875% due 5/15/2017	220,000	225,500
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	125,000	128,437
Supervalu, Inc.
Sr. Nt.
7.50% due 11/15/2014	490,000	492,450
The Great Atlantic & Pacific Tea Co., Inc.
Sr. Sec. Nt.
11.375% due 8/1/2015(1)	130,000	131,625
		1,391,170
Technology — 5.2%
Anixter, Inc.
10.00% due 3/15/2014	610,000	643,550
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	370,000	368,150
First Data Corp.
9.875% due 9/24/2015	130,000	120,087
Iron Mountain, Inc.
Sr. Sub. Nt.
8.375% due 8/15/2021	260,000	267,800
Jabil Circuit, Inc.
Sr. Nt.
7.75% due 7/15/2016	220,000	223,300
8.25% due 3/15/2018	420,000	426,300
Nortel Networks Ltd.
Sr. Nt.
8.508% due 7/15/2011(2)(6)	230,000	129,950
10.75% due 7/15/2016(6)	270,000	155,250
Seagate Technology HDD Holdings
6.80% due 10/1/2016	420,000	385,350
Stream Global Services, Inc.
Sr. Sec. Nt.
11.25% due 10/1/2014(1)	280,000	269,500
SunGard Data Systems, Inc.
10.625% due 5/15/2015(1)	720,000	763,200
Terremark Worldwide, Inc.
Sr. Sec. Nt.
12.00% due 6/15/2017(1)	250,000	272,500
		4,024,937
Transportation Services — 0.8%
Avis Budget Car Rental LLC
Sr. Nt.
2.94% due 5/15/2014(2)	85,000	66,725
7.625% due 5/15/2014	85,000	76,500
7.75% due 5/15/2016	255,000	221,850
Hertz Corp.
8.875% due 1/1/2014	270,000	272,700
		637,775
Wireless — 4.0%
CC Holdings GS V LLC
Sr. Sec. Nt.
7.75% due 5/1/2017(1)	220,000	227,700
Nextel Communications, Inc.
Ser. F
5.95% due 3/15/2014	740,000	654,900
Ser. E
6.875% due 10/31/2013	200,000	185,500
Ser. D
7.375% due 8/1/2015	100,000	89,750
SBA Telecommunications, Inc.
8.00% due 8/15/2016(1)	320,000	327,200
8.25% due 8/15/2019(1)	220,000	226,600
Sprint Capital Corp.
6.90% due 5/1/2019	655,000	586,225
8.375% due 3/15/2012	170,000	175,525
Sprint Nextel Corp.
Sr. Nt.
8.375% due 8/15/2017	520,000	517,400
Wind Acquisition Finance SA
Sr. Nt.
11.75% due 7/15/2017(1)	130,000	146,575
		3,137,375
Wirelines — 2.2%
Frontier Communications Corp.
Sr. Nt.
6.25% due 1/15/2013	420,000	411,600
8.125% due 10/1/2018	460,000	462,875
Qwest Communications International, Inc.
8.00% due 10/1/2015(1)	250,000	249,688
Qwest Corp.
Sr. Nt.
7.625% due 6/15/2015	375,000	379,687
8.375% due 5/1/2016(1)	200,000	207,000
		1,710,850
Total Corporate Bonds (Cost $72,578,012)		73,326,798

	Shares
Common Stocks — 0.8%
Banking — 0.8%
Citigroup, Inc.	125,385	606,865
Total Common Stocks (Cost $377,485)		606,865

	Principal Amount
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,626,001, due 10/1/2009(7)	$3,626,000	3,626,000
Total Repurchase Agreements (Cost $3,626,000)		3,626,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

September 30, 2009 (unaudited)	Value
Total Investments — 99.5% (Cost $76,581,497)	77,559,663
Other Assets, Net — 0.5%	411,377
Total Net Assets — 100.0%	$77,971,040

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $17,435,150, representing 22.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2009.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)	Step-up bond.

(6)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Nortel Networks Ltd. Sr. Nt.	8.508%	7/15/2011	$230,000	$230,559	$129,950
Nortel Networks Ltd. Sr. Nt.	10.75%	7/15/2016	270,000	268,700	155,250
RH Donnelley, Inc.	11.75%	5/15/2015	564,000	517,470	318,660
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	565,000	563,700	36,725
Stallion Oilfield Services Sr. Nt.	9.75%	2/01/2015	420,000	323,400	193,200

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$3,699,000

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Corporate Bonds	$—	$73,326,798	$—	$73,326,798
Common Stocks	606,865	—	—	606,865
Repurchase Agreements	—	3,626,000	—	3,626,000
Total	$606,865	$76,952,798	$—	$77,559,663

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2009 (unaudited)	Principal Amount	Value
U.S. Government Securities — 4.7%
U.S. Government Agency Securities — 4.7%
FNMA
0% due 10/5/2009-10/28/2009(1)	$10,000,000	$9,999,208
		9,999,208
Total U.S. Government Securities (Cost $9,999,208)		9,999,208
Commercial Paper — 79.6%
Aerospace & Defense — 3.3%
United Technologies Corp.
0.10% due 10/29/2009(2)	2,000,000	1,999,845
0.12% due 10/26/2009(2)	5,000,000	4,999,583
		6,999,428
Airport Development & Maintenance — 2.3%
Los Angeles Department of Airports
0.55% due 10/1/2009	5,000,000	5,000,000
		5,000,000
Chemicals — 4.7%
E.I. du Pont de Nemours and Co.
0.13% due 10/26/2009(2)	5,000,000	4,999,549
Ecolab, Inc.
0.15% due 10/14/2009(2)	5,000,000	4,999,729
		9,999,278
Computers — 2.3%
Dell, Inc.
0.17% due 11/20/2009(2)	5,000,000	4,998,819
		4,998,819
Conglomerates — 2.3%
General Electric Capital Corp.
0.13% due 11/20/2009	5,000,000	4,999,097
		4,999,097
Diversified Financial Services — 9.4%
CME Group, Inc.
0.17% due 11/2/2009(2)	5,000,000	4,999,244
Glaxosmithkline Finance PLC
0.15% due 10/1/2009(2)	5,000,000	5,000,000
J.P. Morgan Chase & Co.
0.20% due 11/13/2009(2)	5,000,000	4,998,806
NYSE Euronext, Inc.
0.18% due 10/6/2009(2)	5,000,000	4,999,875
		19,997,925
Diversified Manufacturing — 4.2%
Danaher Corp.
0.14% due 10/28/2009(2)	4,000,000	3,999,580
Siemens Capital Co., LLC
0.16% due 10/5/2009(2)	5,000,000	4,999,911
		8,999,491
Education Revenue — 6.8%
Cornell University
0.35% due 10/22/2009	5,000,000	4,998,979
Pres & Fell Harvard
0.20% due 1/19/2010	5,000,000	4,996,945
Yale University
0.23% due 10/14/2009	2,000,000	1,999,834
0.33% due 2/12/2010	2,500,000	2,496,929
		14,492,687
Electric — 5.6%
Electricite de France
0.19% due 10/22/2009(2)	5,000,000	4,999,446
FPL Group Capital, Inc.
0.14% due 10/13/2009(2)	2,000,000	1,999,907
0.16% due 10/13/2009(2)	5,000,000	4,999,733
		11,999,086
Energy — 3.3%
ConocoPhillips
0.13% due 10/6/2009(2)	2,000,000	1,999,964
0.14% due 10/5/2009(2)	5,000,000	4,999,922
		6,999,886
Finance Companies — 2.3%
Private Export Funding Corp.
0.19% due 12/7/2009(2)	5,000,000	4,998,232
		4,998,232
Financial - Banks — 4.7%
BNP Paribas Finance, Inc.
0.13% due 10/14/2009	5,000,000	4,999,765
Societe Generale N.A.
0.18% due 11/2/2009	5,000,000	4,999,200
		9,998,965
Food & Beverage — 10.8%
Campbell Soup Co.
0.18% due 11/3/2009(2)	5,000,000	4,999,175
Nestle Capital Corp.
0.22% due 10/19/2009(2)	5,000,000	4,999,450
The Coca-Cola Co.
0.17% due 12/17/2009(2)	5,000,000	4,998,182
Unilever Capital Corp.
0.12% due 10/30/2009-11/2/2009(2)	8,000,000	7,999,177
		22,995,984
Household Products - Wares — 2.3%
Proctor & Gamble Co.
0.20% due 10/2/2009(2)	5,000,000	4,999,972
		4,999,972
Office - Business Equipment — 2.3%
Pitney Bowes, Inc.
0.13% due 10/8/2009(2)	5,000,000	4,999,874
		4,999,874
Pharmaceuticals — 4.7%
Abbot Laboratories
0.13% due 10/28/2009(2)	5,000,000	4,999,512
Medtronic, Inc.
0.20% due 11/23/2009(2)	5,000,000	4,998,528
		9,998,040
Retailers — 2.3%
Wal-Mart Stores, Inc.
0.10% due 11/10/2009(2)	5,000,000	4,999,445
		4,999,445
Software — 2.3%
Microsoft Corp.
0.14% due 11/10/2009(2)	5,000,000	4,999,222
		4,999,222
Transportation — 1.4%
NetJets, Inc.
0.17% due 11/9/2009(2)	3,000,000	2,999,448
		2,999,448
Utilities - Electric & Water — 2.3%
Southern Co.
0.16% due 10/22/2009(2)	5,000,000	4,999,533
		4,999,533
Total Commercial Paper (Cost $170,474,412)		170,474,412

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Municipal Securities — 14.6%
California — 2.3%
Univ. of California
Ser. B
0.25% due 12/10/2009	$5,000,000	$4,997,569
		4,997,569
Connecticut — 4.1%
Connecticut St. Housing Fin. Auth.
Ser. B-4
2.00% due 10/1/2009(3)	8,710,000	8,710,000
		8,710,000
District Of Columbia — 0.5%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.30% due 10/1/2009(3)	1,000,000	1,000,000
		1,000,000
Iowa — 1.8%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.35% due 10/1/2009(3)	3,960,000	3,960,000
		3,960,000
New Jersey — 2.4%
New Jersey St.
Tax & Rev. Antic. Nts.
2.50% due 6/24/2010	5,000,000	5,071,130
		5,071,130
New York — 3.5%
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.45% due 10/1/2009(3)	2,500,000	2,500,000
St. Facs. Ser. A3C
0.45% due 10/1/2009(3)	5,000,000	5,000,000
		7,500,000
Total Municipal Securities (Cost $31,238,699)		31,238,699
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $2,727,001, due 10/1/2009(4)	2,727,000	2,727,000
Total Repurchase Agreements (Cost $2,727,000)		2,727,000
Total Investments — 100.2% (Cost $214,439,319)		214,439,319
Other Liabilities, Net — (0.2)%		(454,487)
Total Net Assets — 100.0%		$213,984,832

(1)	Zero coupon bond.

(2)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2009, the aggregate market value of these securities amounted to $135,983,663, representing 63.5% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2009.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/18/2010	$2,782,772

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
U.S. Government Securities	$—	$9,999,208	$—	$9,999,208
Commercial Paper	—	170,474,412	—	170,474,412
Municipal Securities	—	31,238,699	—	31,238,699
Repurchase Agreements	—	2,727,000	—	2,727,000
Total	$—	$214,439,319	$—	$214,439,319

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 97.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	5,667	$209,339
The Interpublic Group of Companies, Inc.(1)	9,215	69,297
		278,636
Aerospace — 2.2%
General Dynamics Corp.	7,114	459,564
Goodrich Corp.	2,379	129,275
L-3 Communications Holdings, Inc.	2,101	168,752
Lockheed Martin Corp.	5,956	465,044
Northrop Grumman Corp.	5,865	303,514
Raytheon Co.	7,147	342,842
Rockwell Collins, Inc.	3,060	155,448
Textron, Inc.	4,996	94,824
The Boeing Co.	13,425	726,964
United Technologies Corp.	17,400	1,060,182
		3,906,409
Air Transport — 0.3%
FedEx Corp.	5,769	433,944
Southwest Airlines Co.	13,664	131,175
		565,119
Aluminum — 0.1%
Alcoa, Inc.	18,020	236,422
		236,422
Asset Management & Custodian — 0.9%
Federated Investors, Inc., Class B	1,739	45,857
Franklin Resources, Inc.	2,773	278,964
Invesco Ltd.	7,442	169,380
Janus Capital Group, Inc.	3,345	47,432
Legg Mason, Inc.	2,996	92,966
Northern Trust Corp.	4,448	258,696
State Street Corp.	9,156	481,605
T. Rowe Price Group, Inc.	4,740	216,618
		1,591,518
Auto Parts — 0.2%
Johnson Controls, Inc.	11,012	281,467
		281,467
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	4,451	75,801
		75,801
Automobiles — 0.2%
Ford Motor Co.(1)	59,631	429,940
		429,940
Banks: Diversified — 4.3%
Bank of America Corp.	160,175	2,710,161
BB&T Corp.	12,599	343,197
Comerica, Inc.	2,774	82,304
Fifth Third Bancorp	14,732	149,235
First Horizon National Corp.(1)	4,203	55,603
Huntington Bancshares, Inc.	12,252	57,707
KeyCorp	16,127	104,825
M&T Bank Corp.	1,500	93,480
Marshall & Ilsley Corp.	6,813	54,981
PNC Financial Services Group, Inc.	8,543	415,104
Regions Financial Corp.	21,985	136,527
SunTrust Banks, Inc.	9,238	208,317
U.S. Bancorp	35,401	773,866
Wells Fargo & Co.	86,494	2,437,401
Zions Bancorporation	2,272	40,828
		7,663,536
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	8,618	113,327
People’s United Financial, Inc.	6,711	104,423
		217,750
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,899	91,570
Constellation Brands, Inc., Class A(1)	3,800	57,570
Molson Coors Brewing Co., Class B	2,879	140,150
		289,290
Beverage: Soft Drinks — 2.4%
Coca-Cola Enterprises, Inc.	5,831	124,841
Dr. Pepper Snapple Group, Inc.(1)	4,649	133,659
Pepsi Bottling Group, Inc.	2,613	95,218
PepsiCo, Inc.	28,789	1,688,763
The Coca-Cola Co.	42,789	2,297,769
		4,340,250
Biotechnology — 1.8%
Amgen, Inc.(1)	18,732	1,128,228
Baxter International, Inc.	11,208	638,968
Biogen Idec, Inc.(1)	5,126	258,965
Celgene Corp.(1)	8,460	472,914
Cephalon, Inc.(1)	1,325	77,168
Genzyme Corp.(1)	5,230	296,698
Life Technologies Corp.(1)	3,336	155,291
Millipore Corp.(1)	1,066	74,972
		3,103,204
Building Materials — 0.1%
Masco Corp.	6,639	85,776
Vulcan Materials Co.	2,287	123,658
		209,434
Cable Television Services — 0.8%
Comcast Corp., Class A	52,975	894,748
Scripps Networks Interactive, Inc., Class A	1,738	64,219
The DIRECTV Group, Inc.(1)	7,981	220,116
Time Warner Cable, Inc.	6,517	280,817
		1,459,900
Casinos & Gambling — 0.1%
International Game Technology	5,450	117,066
		117,066
Chemical: Diversified — 1.4%
Air Products & Chemicals, Inc.	3,863	299,691
Airgas, Inc.	1,600	77,392
E.I. du Pont de Nemours & Co.	16,701	536,770
Eastman Chemical Co.	1,320	70,673
Ecolab, Inc.	4,242	196,108
FMC Corp.	1,400	78,750
International Flavors & Fragrances, Inc.	1,517	57,540
Praxair, Inc.	5,640	460,732
Sigma-Aldrich Corp.	2,422	130,739
The Dow Chemical Co.	21,162	551,693
		2,460,088
Coal — 0.2%
CONSOL Energy, Inc.	3,326	150,036
Massey Energy Co.	1,549	43,202
Peabody Energy Corp.	4,938	183,792
		377,030
Commercial Services — 0.5%
Automatic Data Processing, Inc.	9,015	354,290
Cintas Corp.	2,544	77,109
Convergys Corp.(1)	2,390	23,757
Iron Mountain, Inc.(1)	3,500	93,310
Monster Worldwide, Inc.(1)	2,382	41,637
Paychex, Inc.	6,201	180,139
Robert Half International, Inc.	3,019	75,535
		845,777
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	1,074	41,950
		41,950

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	6,657	$251,035
		251,035
Communications Technology — 2.5%
Ciena Corp.(1)	1,754	28,555
Cisco Systems, Inc.(1)	106,706	2,511,859
Harris Corp.	2,600	97,760
JDS Uniphase Corp.(1)	3,928	27,928
Juniper Networks, Inc.(1)	9,619	259,905
QLogic Corp.(1)	2,346	40,351
QUALCOMM, Inc.	30,704	1,381,066
Tellabs, Inc.(1)	7,682	53,160
		4,400,584
Computer Services Software & Systems — 5.8%
Adobe Systems, Inc.(1)	9,679	319,794
Affiliated Computer Services, Inc., Class A(1)	1,900	102,923
Akamai Technologies, Inc.(1)	3,300	64,944
Autodesk, Inc.(1)	4,191	99,746
BMC Software, Inc.(1)	3,625	136,046
CA, Inc.	7,607	167,278
Citrix Systems, Inc.(1)	3,516	137,933
Cognizant Technology Solutions Corp., Class A(1)	5,384	208,145
Computer Sciences Corp.(1)	2,753	145,111
Compuware Corp.(1)	4,767	34,942
Google, Inc., Class A(1)	4,450	2,206,532
Intuit, Inc.(1)	6,230	177,555
McAfee, Inc.(1)	3,000	131,370
Microsoft Corp.	143,456	3,714,076
Novell, Inc.(1)	6,674	30,100
Oracle Corp.	72,166	1,503,939
Red Hat, Inc.(1)	3,432	94,860
Salesforce.com, Inc.(1)	2,000	113,860
Symantec Corp.(1)	14,925	245,815
Teradata Corp.(1)	3,096	85,202
VeriSign, Inc.(1)	3,800	90,022
Yahoo! Inc.(1)	21,991	391,660
		10,201,853
Computer Technology — 5.6%
Apple, Inc.(1)	16,580	3,073,435
Dell, Inc.(1)	31,789	485,100
EMC Corp.(1)	37,274	635,149
Hewlett-Packard Co.	43,863	2,070,772
International Business Machines Corp.	24,251	2,900,662
NetApp, Inc.(1)	6,382	170,272
NVIDIA Corp.(1)	10,381	156,026
SanDisk Corp.(1)	4,181	90,728
Sun Microsystems, Inc.(1)	13,869	126,069
Western Digital Corp.(1)	4,144	151,380
		9,859,593
Consumer Electronics — 0.0%
Harman International Industries, Inc.	1,254	42,486
		42,486
Consumer Lending — 0.0%
SLM Corp.(1)	8,627	75,227
		75,227
Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	20,729	489,412
H & R Block, Inc.	6,553	120,444
Western Union Co.	12,918	244,408
		854,264
Containers & Packaging — 0.2%
Ball Corp.	1,828	89,938
Bemis Co., Inc.	1,918	49,695
Owens-Illinois, Inc.(1)	3,103	114,501
Pactiv Corp.(1)	2,570	66,948
Sealed Air Corp.	3,054	59,950
		381,032
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	7,620	522,808
		522,808
Cosmetics — 0.2%
Avon Products, Inc.	7,889	267,911
Estee Lauder Companies, Inc., Class A	2,239	83,022
		350,933
Diversified Financial Services — 4.7%
Ameriprise Financial, Inc.	4,712	171,187
Bank of New York Mellon Corp.	22,177	642,911
Capital One Financial Corp.	8,428	301,132
Citigroup, Inc.	241,492	1,168,821
JPMorgan Chase & Co.	72,813	3,190,666
Leucadia National Corp.(1)	3,510	86,767
Marsh & McLennan Companies, Inc.	9,932	245,618
MBIA, Inc.(1)	2,872	22,287
Morgan Stanley	25,170	777,250
The Goldman Sachs Group, Inc.	9,465	1,744,873
		8,351,512
Diversified Manufacturing Operations — 3.3%
3M Co.	12,881	950,618
Danaher Corp.	4,943	332,763
Dover Corp.	3,367	130,505
Eaton Corp.	3,033	171,637
General Electric Co.	196,745	3,230,553
Honeywell International, Inc.	13,867	515,159
Illinois Tool Works, Inc.	6,970	297,689
ITT Corp.	3,542	184,715
		5,813,639
Diversified Media — 0.6%
News Corp., Class A	41,568	498,400
Time Warner, Inc.	21,924	630,973
		1,129,373
Diversified Retail — 4.4%
Abercrombie & Fitch Co., Class A	1,588	52,213
Amazon.com, Inc.(1)	6,146	573,791
AutoNation, Inc.(1)	1,751	31,658
AutoZone, Inc.(1)	608	88,902
Bed, Bath & Beyond, Inc.(1)	4,789	179,779
Best Buy Co., Inc.	6,282	235,701
Big Lots, Inc.(1)	1,634	40,883
Costco Wholesale Corp.	7,974	450,212
Family Dollar Stores, Inc.	2,692	71,069
Fastenal Co.	2,500	96,750
GameStop Corp., Class A(1)	3,200	84,704
Genuine Parts Co.	3,113	118,481
J.C. Penney Co., Inc.	4,295	144,956
Kohl’s Corp.(1)	5,618	320,507
Limited Brands, Inc.	4,879	82,894
Lowe’s Companies, Inc.	27,262	570,866
Macy’s, Inc.	7,737	141,510
Nordstrom, Inc.	3,081	94,094
O’Reilly Automotive, Inc.(1)	2,600	93,964
Office Depot, Inc.(1)	5,028	33,285
RadioShack Corp.	2,465	40,845
Sears Holdings Corp.(1)	910	59,432
Staples, Inc.	13,787	320,134
Target Corp.	13,889	648,339

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
The Gap, Inc.	9,013	$192,878
The Home Depot, Inc.	31,411	836,789
The TJX Companies, Inc.	8,045	298,872
Wal-Mart Stores, Inc.	39,760	1,951,818
		7,855,326
Drug & Grocery Store Chains — 1.2%
CVS Caremark Corp.	26,588	950,255
Safeway, Inc.	8,285	163,380
SUPERVALU, Inc.	3,817	57,484
The Kroger Co.	12,619	260,456
Walgreen Co.	18,252	683,903
Whole Foods Market, Inc.(1)	2,574	78,481
		2,193,959
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	2,295	169,073
DeVry, Inc.	1,200	66,384
		235,457
Electronic Components — 0.3%
Amphenol Corp., Class A	3,119	117,524
Corning, Inc.	28,662	438,815
Molex, Inc.	2,408	50,279
		606,618
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	5,917	112,719
		112,719
Electronics — 0.0%
FLIR Systems, Inc.(1)	2,911	81,421
		81,421
Engineering & Contracting Services — 0.2%
Fluor Corp.	3,289	167,246
Jacobs Engineering Group, Inc.(1)	2,256	103,663
Quanta Services, Inc.(1)	3,700	81,881
		352,790
Entertainment — 0.7%
The Walt Disney Co.	34,388	944,295
Viacom, Inc., Class B(1)	11,376	318,983
		1,263,278
Fertilizers — 0.5%
CF Industries Holdings, Inc.	883	76,141
Monsanto Co.	10,069	779,341
		855,482
Financial Data & Systems — 1.0%
American Express Co.	22,020	746,478
Discover Financial Services	9,882	160,385
Equifax, Inc.	2,450	71,393
Fidelity National Information Services, Inc.	3,700	94,387
Fiserv, Inc.(1)	2,775	133,755
MasterCard, Inc., Class A	1,763	356,390
Moody’s Corp.	3,754	76,807
The Dun & Bradstreet Corp.	1,043	78,559
Total System Services, Inc.	3,806	61,315
		1,779,469
Foods — 1.6%
Campbell Soup Co.	3,981	129,860
ConAgra Foods, Inc.	8,641	187,337
Dean Foods Co.(1)	3,000	53,370
General Mills, Inc.	5,868	377,782
H.J. Heinz Co.	6,079	241,640
Hormel Foods Corp.	1,400	49,728
Kellogg Co.	4,892	240,833
Kraft Foods, Inc., Class A	27,157	713,414
McCormick & Co., Inc.	2,515	85,359
Sara Lee Corp.	12,569	140,019
Sysco Corp.	10,764	267,485
The Hershey Co.	3,193	124,080
The J.M. Smucker Co.	2,300	121,923
Tyson Foods, Inc., Class A	5,539	69,958
		2,802,788
Forest Products — 0.1%
Weyerhaeuser Co.	3,894	142,715
		142,715
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	3,780	80,363
		80,363
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	11,811	345,117
		345,117
Gas Pipeline — 0.4%
El Paso Corp.	12,852	132,633
EQT Corp.	2,600	110,760
Spectra Energy Corp.	11,852	224,477
Williams Companies, Inc.	10,734	191,816
		659,686
Gold — 0.2%
Newmont Mining Corp.	9,166	403,487
		403,487
Health Care Facilities — 0.1%
DaVita, Inc.(1)	1,637	92,720
Tenet Healthcare Corp.(1)	8,012	47,110
		139,830
Health Care Management Services — 0.8%
Aetna, Inc.	8,039	223,725
CIGNA Corp.	5,046	141,742
Coventry Health Care, Inc.(1)	2,758	55,050
Humana, Inc.(1)	3,105	115,816
UnitedHealth Group, Inc.	21,465	537,484
WellPoint, Inc.(1)	8,752	414,495
		1,488,312
Health Care Services — 0.7%
Express Scripts, Inc.(1)	5,044	391,314
IMS Health, Inc.	3,544	54,400
McKesson Corp.	4,886	290,961
Medco Health Solutions, Inc.(1)	8,738	483,299
		1,219,974
Home Building — 0.1%
D.R. Horton, Inc.	5,060	57,735
KB HOME	1,490	24,749
Lennar Corp., Class A	2,734	38,959
Pulte Homes, Inc.	5,722	62,886
		184,329
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	4,600	126,914
Starwood Hotels & Resorts Worldwide, Inc.	3,444	113,755
Wyndham Worldwide Corp.	3,306	53,954
Wynn Resorts Ltd.(1)	1,293	91,661
		386,284
Household Appliances — 0.1%
Whirlpool Corp.	1,362	95,286
		95,286
Household Equipment & Products — 0.2%
Black & Decker Corp.	1,091	50,502
Fortune Brands, Inc.	2,774	119,227
Newell Rubbermaid, Inc.	5,111	80,192
Snap-On, Inc.	1,111	38,618
The Stanley Works	1,523	65,017
		353,556

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Household Furnishings — 0.0%
Leggett & Platt, Inc.	3,028	$58,743
		58,743
Insurance: Life — 0.7%
AFLAC, Inc.	8,661	370,171
Lincoln National Corp.	5,598	145,044
Principal Financial Group, Inc.	5,847	160,149
Prudential Financial, Inc.	8,578	428,128
Torchmark Corp.	1,522	66,101
Unum Group	6,122	131,256
		1,300,849
Insurance: Multi-Line — 0.8%
American International Group, Inc.(1)	2,492	109,922
Aon Corp.	5,216	212,239
Assurant, Inc.	2,175	69,731
Genworth Financial, Inc., Class A	8,923	106,630
Loews Corp.	6,718	230,091
MetLife, Inc.	15,165	577,332
The Hartford Financial Services Group, Inc.	7,114	188,521
		1,494,466
Insurance: Property-Casualty — 0.9%
Cincinnati Financial Corp.	3,175	82,518
The Allstate Corp.	9,926	303,934
The Chubb Corp.	6,439	324,590
The Progressive Corp.(1)	13,063	216,585
The Travelers Companies, Inc.	10,460	514,946
XL Capital Ltd., Class A	6,344	110,766
		1,553,339
Leisure Time — 0.2%
Carnival Corp.	8,095	269,402
Expedia, Inc.(1)	3,891	93,189
		362,591
Luxury Items — 0.1%
Tiffany & Co.	2,379	91,663
		91,663
Machinery: Agricultural — 0.2%
Deere & Co.	7,807	335,076
		335,076
Machinery: Construction & Handling — 0.3%
Caterpillar, Inc.	11,494	589,987
		589,987
Machinery: Engines — 0.1%
Cummins, Inc.	3,722	166,783
		166,783
Medical & Dental Instruments & Supplies — 0.9%
Becton, Dickinson and Co.	4,282	298,669
Boston Scientific Corp.(1)	27,889	295,345
C.R. Bard, Inc.	1,616	127,034
DENTSPLY International, Inc.	2,900	100,166
Patterson Companies, Inc.(1)	1,800	49,050
St. Jude Medical, Inc.(1)	6,690	260,977
Stryker Corp.	5,193	235,918
Zimmer Holdings, Inc.(1)	3,936	210,379
		1,577,538
Medical Equipment — 0.8%
CareFusion Corp.(1)	3,474	75,733
Intuitive Surgical, Inc.(1)	700	183,575
Medtronic, Inc.	20,483	753,775
PerkinElmer, Inc.	2,283	43,925
Thermo Fisher Scientific, Inc.(1)	7,505	327,743
Varian Medical Systems, Inc.(1)	2,400	101,112
		1,485,863
Medical Services — 0.2%
Laboratory Corp. of America Holdings(1)	1,786	117,340
Quest Diagnostics, Inc.	3,096	161,580
		278,920
Metal Fabricating — 0.2%
Precision Castparts Corp.	2,581	262,927
		262,927
Metals & Minerals: Diversified — 0.0%
Titanium Metals Corp.	1,643	15,756
		15,756
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	2,040	73,460
Lexmark International Group, Inc., Class A(1)	1,512	32,569
Pitney Bowes, Inc.	3,986	99,052
Xerox Corp.	16,012	123,933
		329,014
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	1,348	128,761
ENSCO International, Inc.	2,606	110,859
		239,620
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	5,702	243,247
BJ Services Co.	5,295	102,882
Cameron International Corp.(1)	4,028	152,339
FMC Technologies, Inc.(1)	2,200	114,928
Halliburton Co.	16,653	451,629
Nabors Industries Ltd.(1)	5,220	109,098
National-Oilwell Varco, Inc.(1)	7,730	333,395
Rowan Companies, Inc.	2,214	51,077
Schlumberger Ltd.	22,166	1,321,094
Smith International, Inc.	4,048	116,178
		2,995,867
Oil: Crude Producers — 2.8%
Anadarko Petroleum Corp.	9,059	568,271
Apache Corp.	6,205	569,805
Cabot Oil & Gas Corp.	2,000	71,500
Chesapeake Energy Corp.	11,864	336,938
Denbury Resources, Inc.(1)	4,582	69,326
Devon Energy Corp.	8,208	552,645
EOG Resources, Inc.	4,641	387,570
Noble Energy, Inc.	3,339	220,240
Occidental Petroleum Corp.	14,997	1,175,765
Pioneer Natural Resources Co.	2,105	76,390
Range Resources Corp.	3,000	148,080
Southwestern Energy Co.(1)	6,341	270,634
XTO Energy, Inc.	10,694	441,876
		4,889,040
Oil: Integrated — 6.3%
Chevron Corp.	37,093	2,612,460
ConocoPhillips	27,440	1,239,190
Exxon Mobil Corp.	88,879	6,097,988
Hess Corp.	5,368	286,973
Marathon Oil Corp.	13,074	417,061
Murphy Oil Corp.	3,491	200,977
Sunoco, Inc.	2,232	63,500
Tesoro Corp.	2,700	40,446
Valero Energy Corp.	10,345	200,590
		11,159,185
Paints & Coatings — 0.2%
PPG Industries, Inc.	3,025	176,085
The Sherwin-Williams Co.	1,898	114,184
		290,269
Paper — 0.1%
International Paper Co.	8,007	177,996

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
MeadWestvaco Corp.	3,133	$69,897
		247,893
Personal Care — 2.5%
Clorox Co.	2,294	134,933
Colgate-Palmolive Co.	9,128	696,284
Kimberly-Clark Corp.	8,002	471,958
The Procter & Gamble Co.	53,994	3,127,332
		4,430,507
Pharmaceuticals — 7.5%
Abbott Laboratories	28,529	1,411,330
Allergan, Inc.	5,675	322,113
AmerisourceBergen Corp.	6,038	135,130
Bristol-Myers Squibb Co.	36,330	818,152
Cardinal Health, Inc.	6,537	175,192
Eli Lilly & Co.	18,654	616,142
Forest Laboratories, Inc.(1)	5,824	171,459
Gilead Sciences, Inc.(1)	16,624	774,346
Hospira, Inc.(1)	3,097	138,126
Johnson & Johnson	50,996	3,105,146
King Pharmaceuticals, Inc.(1)	4,764	51,308
Merck & Co., Inc.	39,010	1,233,886
Mylan, Inc.(1)	5,594	89,560
Pfizer, Inc.	124,928	2,067,558
Schering-Plough Corp.	30,253	854,647
Watson Pharmaceuticals, Inc.(1)	2,056	75,332
Wyeth	24,675	1,198,712
		13,238,139
Photography — 0.0%
Eastman Kodak Co.	4,870	23,279
		23,279
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	1,292	115,453
		115,453
Production Technology Equipment — 0.3%
Applied Materials, Inc.	24,518	328,541
KLA-Tencor Corp.	3,264	117,047
Novellus Systems, Inc.(1)	1,886	39,569
Teradyne, Inc.(1)	3,269	30,238
		515,395
Publishing — 0.2%
Gannett Co., Inc.	4,407	55,132
Meredith Corp.	742	22,215
The McGraw-Hill Companies, Inc.	5,778	145,259
The New York Times Co., Class A	2,273	18,457
The Washington Post Co., Class B	123	57,574
		298,637
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	12,539	151,095
		151,095
Railroads — 0.9%
Burlington Northern Santa Fe Corp.	4,819	384,701
CSX Corp.	7,239	303,024
Norfolk Southern Corp.	6,781	292,329
Union Pacific Corp.	9,314	543,472
		1,523,526
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	4,308	50,576
		50,576
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	2,148	31,683
AvalonBay Communities, Inc.	1,463	106,404
Boston Properties, Inc.	2,563	168,005
Equity Residential	5,063	155,434
HCP, Inc.	5,407	155,397
Health Care REIT, Inc.	2,100	87,402
Host Hotels & Resorts, Inc.	10,959	128,987
Kimco Realty Corp.	6,964	90,811
Plum Creek Timber Co., Inc.	2,932	89,836
ProLogis	8,150	97,148
Public Storage, Inc.	2,400	180,576
Simon Property Group, Inc.	5,234	363,397
Ventas, Inc.	2,877	110,765
Vornado Realty Trust	2,889	186,080
		1,951,925
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	4,335	99,705
		99,705
Restaurants — 1.0%
Darden Restaurants, Inc.	2,681	91,503
McDonald’s Corp.	19,834	1,131,926
Starbucks Corp.(1)	13,622	281,294
Yum! Brands, Inc.	8,941	301,848
		1,806,571
Scientific Instruments: Control & Filter — 0.3%
Flowserve Corp.	1,019	100,412
Pall Corp.	2,281	73,631
Parker Hannifin Corp.	2,931	151,943
Rockwell Automation, Inc.	2,603	110,888
Waters Corp.(1)	1,901	106,190
		543,064
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	13,818	553,825
		553,825
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	6,343	176,526
		176,526
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	5,904	156,869
Stericycle, Inc.(1)	1,188	57,559
Waste Management, Inc.	9,478	282,634
		497,062
Securities Brokerage & Services — 0.6%
CME Group, Inc.	1,228	378,457
E*TRADE Financial Corp.(1)	16,918	29,606
IntercontinentalExchange, Inc.(1)	1,397	135,774
NYSE Euronext	4,786	138,268
The Charles Schwab Corp.	17,534	335,776
The NASDAQ OMX Group, Inc.(1)	2,631	55,383
		1,073,264
Semiconductors & Components — 2.1%
Advanced Micro Devices, Inc.(1)	10,146	57,426
Altera Corp.	5,790	118,753
Analog Devices, Inc.	5,626	155,165
Broadcom Corp., Class A(1)	7,902	242,512
Intel Corp.	103,504	2,025,573
Linear Technology Corp.	4,285	118,395
LSI Corp.(1)	12,458	68,394
MEMC Electronic Materials, Inc.(1)	4,089	68,000
Microchip Technology, Inc.	3,517	93,201
Micron Technology, Inc.(1)	15,648	128,314
National Semiconductor Corp.	3,771	53,812
Texas Instruments, Inc.	23,210	549,845
Xilinx, Inc.	5,290	123,892
		3,803,282
Steel — 0.3%
AK Steel Holding Corp.	2,005	39,559
Allegheny Technologies, Inc.	1,787	62,527

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

September 30, 2009 (unaudited)	Shares	Value
Nucor Corp.	5,794	$272,376
United States Steel Corp.	2,607	115,672
		490,134
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	3,335	44,722
		44,722
Telecommunications Equipment — 0.4%
American Tower Corp., Class A(1)	7,230	263,172
Motorola, Inc.	42,419	364,379
		627,551
Textiles Apparel & Shoes — 0.5%
Coach, Inc.	5,844	192,384
NIKE, Inc., Class B	7,121	460,729
Polo Ralph Lauren Corp.	1,087	83,286
VF Corp.	1,612	116,757
		853,156
Tobacco — 1.6%
Altria Group, Inc.	37,965	676,157
Lorillard, Inc.	2,884	214,281
Philip Morris International, Inc.	35,792	1,744,502
Reynolds American, Inc.	3,278	145,937
		2,780,877
Toys — 0.1%
Hasbro, Inc.	2,396	66,489
Mattel, Inc.	6,930	127,928
		194,417
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	4,098	144,045
United Parcel Service, Inc., Class B	18,349	1,036,168
		1,180,213
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	3,300	190,575
		190,575
Utilities: Electrical — 3.2%
Allegheny Energy, Inc.	3,280	86,985
Ameren Corp.	4,115	104,027
American Electric Power, Inc.	9,111	282,350
CMS Energy Corp.	4,369	58,545
Consolidated Edison, Inc.	5,269	215,713
Constellation Energy Group	3,701	119,801
Dominion Resources, Inc.	11,234	387,573
DTE Energy Co.	3,153	110,796
Duke Energy Corp.	23,725	373,431
Dynegy, Inc., Class A(1)	9,783	24,947
Edison International	6,294	211,352
Entergy Corp.	3,659	292,208
Exelon Corp.	12,119	601,345
FirstEnergy Corp.	5,582	255,209
FPL Group, Inc.	7,516	415,109
Northeast Utilities	2,516	59,730
Pepco Holdings, Inc.	4,200	62,496
PG&E Corp.	6,981	282,661
Pinnacle West Capital Corp.	1,950	63,999
PPL Corp.	7,246	219,844
Progress Energy, Inc.	4,843	189,167
Public Service Enterprise Group, Inc.	9,782	307,546
SCANA Corp.	2,300	80,270
Southern Co.	14,984	474,543
TECO Energy, Inc.	4,110	57,869
The AES Corp.(1)	12,307	182,390
Wisconsin Energy Corp.	1,236	55,830
Xcel Energy, Inc.	7,378	141,953
		5,717,689
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	6,655	82,722
Nicor, Inc.	877	32,089
NiSource, Inc.	5,307	73,714
Questar Corp.	3,400	127,704
Sempra Energy	4,711	234,655
		550,884
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	1,499	53,799
		53,799
Utilities: Telecommunications — 2.9%
AT&T, Inc.	109,107	2,946,980
CenturyTel, Inc.	5,691	191,217
Frontier Communications Corp.	6,009	45,308
MetroPCS Communications, Inc.(1)	4,500	42,120
Qwest Communications International, Inc.	28,316	107,884
Sprint Nextel Corp.(1)	53,245	210,318
Verizon Communications, Inc.	52,366	1,585,119
Windstream Corp.	8,493	86,034
		5,214,980
Total Common Stocks (Cost $161,245,516)		172,839,389

	Principal Amount
U.S. Government Securities — 0.3%
U.S. Treasury Bills — 0.2%
United States Treasury Bill
0.305% due 8/26/2010(2)	$160,000	159,555
0.393% due 1/14/2010(2)	100,000	99,885
		259,440
U.S. Treasury Notes — 0.1%
U.S. Treasury Notes
1.00% due 8/31/2011(2)	75,000	75,132
3.125% due 5/15/2019(2)	145,000	142,678
		217,810
Total U.S. Government Securities (Cost $476,431)		477,250
Repurchase Agreements — 2.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,893,001, due 10/1/2009(3)	3,893,000	3,893,000
Total Repurchase Agreements (Cost $3,893,000)		3,893,000
Total Investments — 99.9% (Cost $165,614,947)		177,209,639
Other Assets, Net — 0.1%		153,056
Total Net Assets — 100.0%		$177,362,695

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$3,974,400

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

The table below presents futures contracts as of September 30, 2009.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts S&P 500 Index	16	12/17/2009	$4,212	$98,920

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$172,839,389	$—	$—	$172,839,389
U.S. Government Securities	—	477,250	—	477,250
Repurchase Agreements	—	3,893,000	—	3,893,000

Other Financial Instruments
Financial Futures Contracts	98,920	—	—	98,920
Total	$172,938,309	$4,370,250	$—	$177,308,559

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Asset Allocation VIP Series

September 30, 2009 (unaudited)	Shares	Value
Mutual Funds — 95.1%
RS S&P 500 Index VIP Series(1)(2)	3,737,829	$29,042,935
Total Mutual Funds (Cost $33,796,805)		29,042,935

	Principal Amount
Repurchase Agreements — 4.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $1,346,000, due 10/1/2009(3)	$1,346,000	1,346,000
Total Repurchase Agreements (Cost $1,346,000)		1,346,000
Total Investments — 99.5% (Cost $35,142,805)		30,388,935
Other Assets, Net — 0.5%		141,997
Total Net Assets — 100.0%		$30,530,932

(1)	The schedule of investments of RS S&P 500 Index VIP Series is included herein.

(2)	Affiliated issuer.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$1,377,000

The table below presents futures contracts as of September 30, 2009.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts S&P 500 Index	28	12/18/2009	$1,474	$34,563

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Investments in Securities
Mutual Funds	$29,042,935	$—	$—	$29,042,935
Repurchase Agreements	—	1,346,000	—	1,346,000

Other Financial Instruments
Financial Futures Contracts	34,563	—	—	34,563
Total	$29,077,498	$1,346,000	$—	$30,423,498

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$14,048,310	$1,756,351	$2,468,651	$(712,300)
RS Value VIP Series	1,869,867	188,636	276,653	(88,017)
RS Large Cap Alpha VIP Series	693,606,851	141,209,498	143,482,459	(2,272,961)
RS Global Natural Resources VIP Series	12,862,117	(26,028)	662,407	(688,435)
RS Equity Dividend VIP Series	1,924,658	450,625	450,625	—
RS Large Cap Value VIP Series	32,637,663	724,857	3,729,000	(3,004,143)
RS Mid Cap Growth VIP Series	2,284,972	505,026	518,131	(13,105)
RS Technology VIP Series	5,043,049	789,054	844,356	(55,302)
RS Small Cap Growth Equity VIP Series	88,391,831	21,570,073	22,507,909	(937,836)
RS International Growth VIP Series	204,991,216	38,391,189	56,939,159	(18,547,970)
RS Emerging Markets VIP Series	90,013,311	43,372,913	45,831,285	(2,458,372)
RS Investment Quality Bond VIP Series	579,648,368	9,557,345	19,396,533	(9,839,188)
RS Low Duration Bond VIP Series	61,076,084	1,218,710	1,356,870	(138,160)
RS High Yield Bond VIP Series	76,584,094	975,569	4,106,541	(3,130,972)
RS Money Market VIP Series	214,439,319	—	—	—
RS S&P 500 Index VIP Series	172,498,282	4,711,357	35,970,681	(31,259,324)
RS Asset Allocation VIP Series	35,142,805	(4,753,870)	—	(4,753,870)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940. A summary of the Funds with transactions in the securities of affiliated issuers for the nine-month period ended September 30, 2009, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Asset Allocation VIP Series	RS S&P 500 Index VIP Series	4,156,048	—	418,219	3,737,829	$—	$29,042,935

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

Derivative Instruments and Hedging Activities

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2009. Please see the Funds’ prospectus for information on the Funds’ policy regarding the objectives and strategies for using financial futures contracts.

Derivative Instrument Type	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series
Financial Futures Contracts	$98,920	$34,563

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 20, 2009

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: November 20, 2009